UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03980

Morgan Stanley Institutional Fund Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-296-0289

Date of fiscal year end:  September 30, 2013

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited)

		FACE AMOUNT (000)		VALUE (000)

Fixed Income Securities (30.9%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal National Mortgage Association, Conventional Pool
2.34%, 5/1/35	$	42	$	44

Agency Fixed Rate Mortgages (2.3%)
United States (2.3%)
Federal Home Loan Mortgage Corporation, Gold Pools:
6.00%, 11/1/37		220		244
6.50%, 5/1/32 – 9/1/32		259		287
7.50%, 5/1/35		11		13
Federal National Mortgage Association, Conventional Pools:
4.00%, 1/1/42		1,700		1,754
5.00%, 1/1/41 – 3/1/41		1,914		2,093
5.50%, 2/1/38 – 8/1/38		567		625
6.00%, 1/1/38		28		31
6.50%, 12/1/29		39		44
7.00%, 12/1/17 – 2/1/31		532		597
7.50%, 8/1/37		22		26
February TBA:
3.00%, 2/1/29 (a)		140		143
4.50%, 2/1/44 (a)		1,160		1,226
March TBA:
4.00%, 3/1/44 (a)		235		240
5.00%, 3/1/44 (a)		185		200
Government National Mortgage Association, March TBA:
3.50%, 3/20/44 (a)		934		936
4.50%, 3/20/44 (a)		570		606
Various Pools:
4.00%, 8/20/41 – 11/20/42		1,123		1,171
4.50%, 8/15/39		222		238
5.50%, 8/15/39		230		254

				10,728

Asset-Backed Securities (0.2%)
United States (0.2%)
CNH Equipment Trust,
1.20%, 5/16/16		147		147
CVS Pass-Through Trust,
6.04%, 12/10/28		380		419
Ford Credit Floorplan Master Owner Trust,
1.87%, 2/15/17 (b)(c)		525		534

				1,100

Collateralized Mortgage Obligations - Agency Collateral Series (0.6%)
United States (0.6%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22		792		735
2.40%, 6/25/22		1,625		1,519
2.79%, 1/25/22		75		73
2.97%, 10/25/21		90		89

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

IO
0.67%, 1/25/21 (c)		679	23
IO PAC REMIC
6.30%, 6/15/40 (c)		350	59
IO REMIC
5.88%, 4/15/39 (c)		186	34
Federal National Mortgage Association,
IO REMIC
5.00%, 8/25/37		59	1
6.44%, 9/25/38 (c)		157	31
Government National Mortgage Association,
6.43%, 4/16/41 (c)		219	45

			2,609

Commercial Mortgage-Backed Securities (1.0%)
United States (1.0%)
BAMLL Commercial Mortgage Securities Trust,
2.96%, 12/10/30 (b)		175	164
COMM Mortgage Trust,
3.28%, 1/10/46		305	289
Commercial Mortgage Pass-Through Certificates,
2.82%, 10/15/45		376	354
Extended Stay America Trust,
2.96%, 12/5/31 (b)		325	316
GS Mortgage Securities Corp. II,
1.02%, 11/8/29 (b)(c)		395	394
3.28%, 2/10/46		208	197
JP Morgan Chase Commercial Mortgage Securities Trust,
4.17%, 8/15/46		770	811
4.39%, 7/15/46 (b)		100	106
Queens Center Mortgage Trust,
3.28%, 1/11/37 (b)		520	477
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	253
VNO Mortgage Trust,
3.00%, 11/15/30 (b)		361	338
Wells Fargo Commercial Mortgage Trust,
2.92%, 10/15/45		449	425
WF-RBS Commercial Mortgage Trust,
3.31%, 3/15/45		290	275

			4,399

Corporate Bonds (6.9%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	626
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	$	170	171
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)		270	299
Macquarie Group Ltd.,
6.00%, 1/14/20 (b)		260	288
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (b)		200	201
QBE Insurance Group Ltd.,
2.40%, 5/1/18 (b)		200	192
Santos Finance Ltd.,
8.25%, 9/22/70 (c)	EUR	150	233

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Wesfarmers Ltd.,
2.98%, 5/18/16 (b)	$	245	255

			2,265

Brazil (0.1%)
Petrobras International Finance Co.,
5.75%, 1/20/20		330	341
Vale Overseas Ltd.,
6.88%, 11/10/39		50	52

			393

Canada (0.1%)
Barrick Gold Corp.,
4.10%, 5/1/23		100	90
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		295	323
Goldcorp, Inc.,
3.70%, 3/15/23		270	242

			655

Chile (0.0%)
ENTEL Chile SA,
4.88%, 10/30/24 (b)		200	196

China (0.1%)
Baidu, Inc.,
3.25%, 8/6/18		225	228
Want Want China Finance Ltd.,
1.88%, 5/14/18 (b)		200	191

			419

Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23		270	286

France (0.6%)
Banque Federative du Credit Mutuel SA,
3.00%, 10/29/15	EUR	400	572
BNP Paribas SA,
5.00%, 1/15/21	$	95	104
Credit Agricole SA,
3.90%, 4/19/21	EUR	300	433
5.88%, 6/11/19		400	635
Societe Generale SA,
5.20%, 4/15/21 (b)	$	200	220
Veolia Environnement SA,
6.75%, 4/24/19	EUR	400	679

			2,643

Germany (0.0%)
Deutsche Bank AG,
4.30%, 5/24/28 (c)	$	225	204

Ireland (0.1%)
CRH America, Inc.,
6.00%, 9/30/16		415	464

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Israel (0.1%)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21		420	413

Italy (0.4%)
Enel Finance International N.V.,
5.13%, 10/7/19 (b)		650	695
Intesa Sanpaolo SpA,
4.13%, 4/14/20	EUR	400	578
Telecom Italia Finance SA,
7.75%, 1/24/33		80	121
UniCredit SpA,
4.25%, 7/29/16		350	519

			1,913

Korea, Republic of (0.0%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (b)	$	200	195

Netherlands (0.4%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (b)		300	299
3.63%, 10/6/17	EUR	200	298
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.75%, 11/9/20		300	426
ING Bank N.V.,
5.25%, 6/5/18		300	485
5.80%, 9/25/23 (b)	$	240	251

			1,759

Spain (0.2%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	350	513
Iberdrola Finance Ireland Ltd.,
5.00%, 9/11/19 (b)	$	200	215

			728

Sweden (0.3%)
Nordea Bank AB,
4.00%, 3/29/21	EUR	480	700
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (b)	$	200	196
Swedbank AB,
1.75%, 3/12/18 (b)		270	266

			1,162

Switzerland (0.0%)
Credit Suisse,
5.40%, 1/14/20		110	123
6.00%, 2/15/18		90	104

			227

Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (b)		240	244

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

PTT PCL,
3.38%, 10/25/22 (b)		230	206

			450

United Kingdom (1.3%)
Abbey National Treasury Services PLC,
3.63%, 10/14/16	EUR	725	1,077
Bank of Scotland PLC,
4.63%, 6/8/17		350	542
Barclays Bank PLC,
6.00%, 1/23/18 – 1/14/21		275	428
BAT International Finance PLC,
9.50%, 11/15/18 (b)	$	155	204
Diageo Capital PLC,
1.50%, 5/11/17		215	215
Experian Finance PLC,
2.38%, 6/15/17 (b)		400	394
GlaxoSmithKline Capital PLC,
2.85%, 5/8/22		252	238
GlaxoSmithKline Capital, Inc.,
4.20%, 3/18/43		25	23
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	460
HSBC Holdings PLC,
4.00%, 3/30/22	$	45	46
6.00%, 6/10/19	EUR	450	721
Imperial Tobacco Finance PLC,
8.38%, 2/17/16		400	634
Lloyds Bank PLC,
6.50%, 3/24/20		250	399
Nationwide Building Society,
6.25%, 2/25/20 (b)	$	300	344
Royal Bank of Scotland PLC (The),
5.50%, 3/23/20	EUR	150	241
Standard Chartered PLC,
3.85%, 4/27/15 (b)	$	260	271

			6,237

United States (2.5%)
Agilent Technologies, Inc.,
5.50%, 9/14/15		155	167
Altria Group, Inc.,
2.85%, 8/9/22		25	23
5.38%, 1/31/44		155	156
Amgen, Inc.,
5.15%, 11/15/41		99	99
Apple, Inc.,
2.40%, 5/3/23		225	203
AT&T, Inc.,
6.30%, 1/15/38		150	166
BA Covered Bond Issuer,
4.25%, 4/5/17	EUR	350	531
Bank of America Corp.,
5.63%, 7/1/20	$	15	17
Boston Properties LP,
3.85%, 2/1/23		25	24
Boston Scientific Corp.,
6.00%, 1/15/20		200	230
Capital One Bank, USA NA,
3.38%, 2/15/23		546	509

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Citigroup, Inc.,
5.50%, 9/13/25	30	32
6.68%, 9/13/43	20	23
8.50%, 5/22/19	414	531
6.13%, 5/15/18	107	124
CNA Financial Corp.,
5.75%, 8/15/21	45	51
Comcast Corp.,
4.65%, 7/15/42	150	140
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
3.80%, 3/15/22	75	72
Discover Bank,
2.00%, 2/21/18	345	339
Enterprise Products Operating LLC,
3.35%, 3/15/23	275	262
Five Corners Funding Trust,
4.42%, 11/15/23 (b)	350	346
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	630	672
Freeport-McMoRan Copper & Gold, Inc.,
3.88%, 3/15/23	70	66
General Electric Capital Corp.,
5.30%, 2/11/21	275	308
Genworth Holdings, Inc.,
7.20%, 2/15/21	305	355
Glencore Funding LLC,
2.50%, 1/15/19 (b)	160	155
Goldman Sachs Group, Inc. (The),
2.38%, 1/22/18	220	221
3.63%, 1/22/23	300	291
Hartford Financial Services Group, Inc.,
5.50%, 3/30/20	25	28
Hewlett-Packard Co.,
4.65%, 12/9/21	35	36
ING US, Inc.,
5.50%, 7/15/22	175	191
JPMorgan Chase & Co.,
3.20%, 1/25/23	615	584
3.38%, 5/1/23	225	210
Kinder Morgan Energy Partners LP,
2.65%, 2/1/19	225	223
L-3 Communications Corp.,
4.75%, 7/15/20	255	265
Lowe’s Cos., Inc.,
5.00%, 9/15/43	100	103
Marathon Petroleum Corp.,
5.13%, 3/1/21	275	298
Merck & Co., Inc.,
2.80%, 5/18/23	250	232
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	465	550
Monongahela Power Co.,
5.40%, 12/15/43 (b)	100	104
Nationwide Financial Services, Inc.,
5.38%, 3/25/21 (b)	25	27
NBC Universal Media LLC,
4.38%, 4/1/21	175	186
Omnicom Group, Inc.,
3.63%, 5/1/22	60	58
Pacific LifeCorp,
6.00%, 2/10/20 (b)	25	28

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36		190	224
8.75%, 5/1/19		220	282
Prudential Financial, Inc.,
6.63%, 12/1/37		150	180
Qwest Corp.,
6.88%, 9/15/33		125	121
Santander Holdings USA, Inc.,
3.45%, 8/27/18		90	92
Thermo Fisher Scientific, Inc.,
4.15%, 2/1/24		150	149
UnitedHealth Group, Inc.,
4.25%, 3/15/43		150	135
Verizon Communications, Inc.,
3.85%, 11/1/42		50	41
6.55%, 9/15/43		300	352
Viacom, Inc.,
5.85%, 9/1/43		225	237
Wells Fargo & Co.,
3.45%, 2/13/23		395	374

			11,423

			32,032

Mortgages - Other (0.3%)
United Kingdom (0.2%)
Holmes Master Issuer PLC,
2.07%, 10/15/54 (b)(c)	GBP	616	1,054

United States (0.1%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	$	54	40
5.91%, 10/25/36 (c)		103	76
6.00%, 4/25/36		43	45
Chaseflex Trust,
6.00%, 2/25/37		52	44
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		30	25
GSR Mortgage Loan Trust,
5.75%, 1/25/37		54	51
Lehman Mortgage Trust,
5.50%, 11/25/35		19	18
6.50%, 9/25/37		58	48
RALI Trust,
0.66%, 3/25/35 (c)		52	37

			384

			1,438

Sovereign (17.4%)
Australia (0.7%)
Australia Government Bond,
5.25%, 3/15/19	AUD	575	557
5.75%, 5/15/21		1,100	1,099
Treasury Corp. of Victoria,
5.75%, 11/15/16		1,600	1,532

			3,188

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (b)	$	390	391

Brazil (0.3%)
Banco Nacional de Desenvolvimento Economico e Social,
5.50%, 7/12/20		1,200	1,230
Brazilian Government International Bond,
4.88%, 1/22/21		90	95

			1,325

Canada (0.7%)
Canadian Government Bond,
3.25%, 6/1/21	CAD	3,400	3,380

China (0.0%)
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, 5/17/17 (b)	$	217	223

Germany (0.6%)
Bundesrepublik Deutschland,
4.25%, 7/4/39	EUR	1,150	2,013
4.75%, 7/4/34		450	817

			2,830

Greece (0.6%)
Hellenic Republic Government Bond, 2.00%, 2/24/23 – 2/24/28 (d)		3,144	2,712

Ireland (0.3%)
Ireland Government Bond,
3.90%, 3/20/23		900	1,283

Italy (1.2%)
Italy Buoni Poliennali Del Tesoro,
3.75%, 8/1/16		600	869
4.00%, 9/1/20		375	543
4.50%, 2/1/18 – 3/1/19		2,375	3,531
5.00%, 3/1/22		270	406
5.50%, 11/1/22		150	232

			5,581

Japan (1.2%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	70,000	715
Japan Government Ten Year Bond,
1.10%, 6/20/21		35,000	347
1.90%, 6/20/16		105,000	1,040
Japan Government Thirty Year Bond,
1.70%, 6/20/33		340,000	3,309

			5,411

Kazakhstan (0.2%)
KazMunayGas National Co., JSC,
6.38%, 4/9/21	$	1,000	1,090

Korea, Republic of (0.3%)
Korea Development Bank (The),
3.88%, 5/4/17		400	423

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Korea Finance Corp.,
4.63%, 11/16/21		630	668
Republic of Korea,
7.13%, 4/16/19		150	183

			1,274

Mexico (0.6%)
Mexican Bonos,
7.50%, 6/3/27	MXN	4,100	336
10.00%, 12/5/24		13,500	1,323
Petroleos Mexicanos,
4.88%, 1/24/22	$	1,070	1,102

			2,761

Norway (0.3%)
Norway Government Bond,
3.75%, 5/25/21	NOK	3,500	616
4.25%, 5/19/17		3,500	622

			1,238

Poland (0.7%)
Poland Government Bond,
5.25%, 10/25/17	PLN	4,300	1,515
5.75%, 10/25/21		3,190	1,163
Poland Government International Bond,
5.00%, 3/23/22	$	670	718

			3,396

Portugal (6.2%)
Portugal Obrigacoes do Tesouro OT,
3.35%, 10/15/15 (b)	EUR	3,039	4,220
3.60%, 10/15/14 (b)		7,633	10,659
4.95%, 10/25/23 (b)		5,635	7,171
5.65%, 2/15/24 (b)		5,315	7,069

			29,119

Qatar (0.2%)
Qatar Government International Bond,
4.00%, 1/20/15 (b)	$	900	933

Russia (0.2%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22		400	406
Vnesheconombank Via VEB Finance PLC,
5.94%, 11/21/23 (b)		400	401

			807

South Africa (0.1%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	4,400	415

Spain (0.8%)
Spain Government Bond,
4.40%, 10/31/23 (b)	EUR	1,450	2,034
5.85%, 1/31/22		680	1,063

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Spain Government International Bond,
4.00%, 3/6/18 (b)	$	700	714

			3,811

Supernational (0.4%)
European Investment Bank,
2.15%, 1/18/27	JPY	157,000	1,673
European Union,
2.75%, 4/4/22	EUR	300	438

			2,111

Sweden (0.9%)
Sweden Government Bond,
1.50%, 11/13/23	SEK	23,700	3,361
4.25%, 3/12/19		4,000	697

			4,058

United Kingdom (0.8%)
United Kingdom Gilt,
3.75%, 9/7/21	GBP	400	713
4.25%, 6/7/32 – 9/7/39		1,700	3,100

			3,813

			81,150

U.S. Treasury Securities (2.2%)
United States (2.2%)
U.S. Treasury Bond,
3.50%, 2/15/39	$	2,050	1,931
U.S. Treasury Notes,
0.88%, 2/28/17		5,000	5,000
1.50%, 6/30/16		3,300	3,377

			10,308

Total Fixed Income Securities (Cost $141,324)			143,808

		Shares	Value (000)
Common Stocks (58.2%)
Australia (1.8%)
AGL Energy Ltd.		4,451	60
Alumina Ltd. (e)		28,733	29
Amcor Ltd.		11,036	104
AMP Ltd.		31,080	122
Arrium Ltd.		14,100	22
Asciano Ltd.		7,805	40
ASX Ltd.		1,539	51
Australia & New Zealand Banking Group Ltd.		27,202	783
BHP Billiton Ltd.		28,547	968
BlueScope Steel Ltd. (e)		3,657	19
Brambles Ltd.		13,059	107
Coca-Cola Amatil Ltd.		4,624	50
Cochlear Ltd.		499	26
Commonwealth Bank of Australia		12,195	847
Computershare Ltd.		4,195	43
Crown Resorts Ltd.		5,745	86
CSL Ltd.		4,783	295

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Dexus Property Group REIT	42,125	38
DuluxGroup Ltd.	5,316	25
Echo Entertainment Group Ltd.	7,295	16
Fairfax Media Ltd.	32,187	18
Fortescue Metals Group Ltd.	10,837	56
Goodman Group REIT	10,401	44
GPT Group REIT	17,370	53
Incitec Pivot Ltd.	13,741	33
Insurance Australia Group Ltd.	19,798	103
Leighton Holdings Ltd.	1,366	20
Lend Lease Group REIT	5,862	58
Macquarie Group Ltd.	2,700	133
Mirvac Group REIT	24,942	37
National Australia Bank Ltd.	22,829	710
Newcrest Mining Ltd.	4,209	29
Orica Ltd.	3,553	76
Origin Energy Ltd.	9,394	118
Orora Ltd. (e)	11,036	11
QBE Insurance Group Ltd.	13,230	136
Recall Holdings Ltd. (e)	2,611	9
Rio Tinto Ltd.	3,744	228
Santos Ltd.	8,336	109
Shopping Centres Australasia Property Group REIT	2,263	3
Sonic Healthcare Ltd.	3,160	47
Stockland REIT	22,682	73
Suncorp Group Ltd.	11,119	130
Sydney Airport	2,861	10
TABCORP Holdings Ltd.	6,938	22
Telstra Corp., Ltd.	41,748	196
Toll Holdings Ltd.	6,015	31
Transurban Group	12,301	75
Treasury Wine Estates Ltd.	7,395	32
Wesfarmers Ltd.	10,200	401
Westfield Group REIT	18,583	167
Westfield Retail Trust REIT	19,480	52
Westpac Banking Corp.	23,864	690
Woodside Petroleum Ltd.	5,210	181
Woolworths Ltd.	10,835	327
WorleyParsons Ltd.	1,584	23

		8,172

Austria (0.1%)
Erste Group Bank AG	4,146	144
Immofinanz AG (e)	3,664	17
OMV AG	3,941	189
Raiffeisen Bank International AG	2,455	87
Voestalpine AG	4,397	211

		648

Belgium (0.5%)
Ageas	3,005	128
Anheuser-Busch InBev N.V.	8,754	930
Colruyt SA	1,096	61
Delhaize Group SA	9,134	543
Groupe Bruxelles Lambert SA	1,457	134
KBC Groep N.V.	6,712	381
Umicore SA	1,567	73
Viohalco SA (e)	2,737	14

		2,264

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Bermuda (0.0%)
Brookfield Property Partners LP	301	6

Canada (2.2%)
Agnico-Eagle Mines Ltd.	1,600	42
Agrium, Inc.	1,500	137
Bank of Montreal	5,100	340
Bank of Nova Scotia	8,800	550
Barrick Gold Corp.	9,400	166
BCE, Inc.	5,300	230
Blackberry Ltd. (e)	4,200	31
Bombardier, Inc.	12,800	56
Brookfield Asset Management, Inc., Class A	5,500	214
Brookfield Office Properties, Inc.	3,800	73
Cameco Corp.	4,100	85
Canadian Imperial Bank of Commerce	3,700	316
Canadian National Railway Co.	8,600	490
Canadian Natural Resources Ltd.	10,300	349
Canadian Oil Sands Ltd.	2,700	51
Canadian Pacific Railway Ltd.	1,600	242
Cenovus Energy, Inc.	7,100	203
Crescent Point Energy Corp.	2,100	82
Eldorado Gold Corp.	5,400	31
Enbridge, Inc.	8,200	358
Encana Corp.	7,600	137
Fairfax Financial Holdings Ltd.	300	120
First Quantum Minerals Ltd.	5,100	92
Fortis, Inc.	1,300	37
Goldcorp, Inc.	7,100	154
Great-West Lifeco, Inc.	4,100	126
Husky Energy, Inc.	2,600	83
IGM Financial, Inc.	1,800	95
Imperial Oil Ltd.	2,600	115
Intact Financial Corp.	1,500	98
Kinross Gold Corp.	10,100	44
Lightstream Resources Ltd.	1,136	6
Magna International, Inc.	2,600	213
Manulife Financial Corp.	18,100	357
National Bank of Canada	1,500	125
Pembina Pipeline Corp.	400	14
Penn West Petroleum Ltd.	3,700	31
Petrobank Energy & Resources Ltd. (e)	1,300	1
Potash Corp. of Saskatchewan, Inc.	8,200	270
Power Corp. of Canada	4,100	123
Power Financial Corp.	3,400	115
Rogers Communications, Inc., Class B	3,800	172
Royal Bank of Canada	12,300	827
Shaw Communications, Inc., Class B	3,700	90
Shoppers Drug Mart Corp.	2,600	143
Silver Wheaton Corp.	3,500	71
SNC-Lavalin Group, Inc.	1,800	81
Sun Life Financial, Inc.	5,900	208
Suncor Energy, Inc.	14,100	494
Talisman Energy, Inc.	10,200	119
Teck Resources Ltd., Class B	4,700	122
Thomson Reuters Corp.	3,700	140
Tim Hortons, Inc.	3,100	181
Toronto-Dominion Bank (The)	8,100	763
TransAlta Corp.	2,300	29
TransCanada Corp.	6,300	288
Valeant Pharmaceuticals International, Inc. (e)	300	35
Yamana Gold, Inc.	7,200	62

		10,227

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Chile (0.0%)
Antofagasta PLC	2,716	37

Denmark (0.3%)
AP Moeller – Maersk A/S	6	62
AP Moeller – Maersk A/S Series B	11	119
Carlsberg A/S Series B	371	41
Coloplast A/S	120	8
Danske Bank A/S (e)	6,044	139
DSV A/S	3,452	113
Novo Nordisk A/S Series B	3,895	714
Novozymes A/S Series B	2,771	117
TDC A/S	537	5
Vestas Wind Systems A/S (e)	3,486	103

		1,421

Finland (0.5%)
Fortum Oyj	6,094	139
Kesko Oyj, Class B	161	6
Kone Oyj, Class B	5,074	229
Neste Oil Oyj	16,021	317
Nokia Oyj (e)	34,796	278
Nokian Renkaat Oyj	1,401	67
Sampo, Class A	3,582	176
Stora Enso Oyj, Class R	34,547	347
UPM-Kymmene Oyj	33,426	565

		2,124

France (4.3%)
Accor SA	1,422	67
Aeroports de Paris (ADP)	480	54
Air Liquide SA	2,791	395
Alcatel-Lucent (e)	39,117	175
Alstom SA	14,297	521
AXA SA	30,723	854
BNP Paribas SA	25,966	2,024
Bouygues SA	12,702	479
Bureau Veritas SA	2,324	68
Cap Gemini SA	1,918	130
Carrefour SA	7,019	278
Casino Guichard Perrachon SA	2,724	314
CGG SA (e)	24,609	426
Christian Dior SA	710	134
Cie de St-Gobain	2,371	130
Cie Generale des Etablissements Michelin Series B	1,855	197
CNP Assurances	4,883	100
Credit Agricole SA (e)	24,158	309
Danone	8,122	585
Edenred	1,823	61
Electricite de France SA	13,471	476
Essilor International SA	1,528	162
Eutelsat Communications SA	799	25
GDF Suez	27,812	654
Groupe Eurotunnel SA	7,563	79
ICADE REIT	86	8
JCDecaux SA	651	27

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Kering	1,357	287
L’Oreal SA	3,007	528
Lafarge SA	4,474	335
Lagardere SCA	3,445	128
LVMH Moet Hennessy Louis Vuitton SA	2,297	419
Natixis	14,909	88
Orange SA	48,781	604
Pernod-Ricard SA	2,385	272
Peugeot SA (e)	96,613	1,254
Publicis Groupe SA	1,047	96
Remy Cointreau SA	63	5
Renault SA	6,374	513
Sanofi	11,589	1,229
SES SA	2,416	78
Societe Generale SA	18,210	1,058
Societe Television Francaise 1	1,176	23
Sodexo	1,223	124
STMicroelectronics N.V.	43,924	353
Suez Environnement Co.	18,133	325
Technip SA	933	90
Thales SA	1,262	81
Total SA	27,080	1,659
Unibail-Rodamco SE REIT	1,616	414
Vallourec SA	2,417	132
Veolia Environnement SA	28,678	468
Vinci SA	4,786	314
Vivendi SA	16,236	428

		20,037

Germany (3.1%)
Adidas AG	1,738	221
Allianz SE (Registered)	4,059	728
Axel Springer SE	168	11
BASF SE	10,277	1,096
Bayer AG (Registered)	6,754	947
Bayerische Motoren Werke AG	2,799	328
Bayerische Motoren Werke AG (Preference)	754	64
Beiersdorf AG	1,103	112
Commerzbank AG (e)	19,418	313
Continental AG	533	117
Daimler AG (Registered)	10,554	913
Deutsche Bank AG (Registered)	9,205	439
Deutsche Boerse AG	1,204	100
Deutsche Lufthansa AG (Registered) (e)	20,364	432
Deutsche Post AG (Registered)	5,009	183
Deutsche Telekom AG (Registered)	25,997	444
E.ON SE	35,919	663
Esprit Holdings Ltd. (e)(f)	12,482	24
Fraport AG Frankfurt Airport Services Worldwide	268	20
Fresenius Medical Care AG & Co., KGaA	1,557	111
Fresenius SE & Co., KGaA	1,047	161
HeidelbergCement AG	4,800	364
Henkel AG & Co., KGaA	1,748	182
Henkel AG & Co., KGaA (Preference)	2,044	237
Hochtief AG	2,807	240
Infineon Technologies AG	10,693	114
K&S AG (Registered)	1,306	40
Lanxess AG	827	55
Linde AG	1,359	284
Merck KGaA	524	94

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Metro AG	8,852	429
Muenchener Rueckversicherungs AG (Registered)	1,719	379
Osram Licht AG (e)	765	43
Porsche Automobil Holding SE (Preference)	4,356	453
ProSiebenSat.1 Media AG (Registered)	535	26
QIAGEN N.V. (e)	2,514	59
RWE AG	13,465	493
SAP AG	9,219	790
Siemens AG (Registered)	7,650	1,045
Suedzucker AG	7,446	201
ThyssenKrupp AG (e)	4,900	119
TUI AG (e)	1,503	25
Volkswagen AG	1,675	454
Volkswagen AG (Preference)	2,779	780

		14,333

Greece (0.2%)
Aegean Airlines SA (e)	152	1
Alpha Bank AE (e)	45,776	40
Athens Water Supply & Sewage Co., SA (The)	359	4
Diagnostic & Therapeutic Center of Athens Hygeia SA (e)	1,787	1
Ellaktor SA (e)	3,407	15
Elval – Hellenic Aluminium Industry SA (e)	307	1
Folli Follie SA (e)	1,162	37
Fourlis Holdings SA (e)	714	4
Frigoglass SA (e)	547	4
GEK Terna Holding Real Estate Construction SA (e)	4,134	19
Hellenic Exchanges – Athens Stock Exchange SA Holding	2,741	30
Hellenic Petroleum SA	1,144	12
Hellenic Telecommunications Organization SA (e)	9,127	121
Intracom Holdings SA (Registered) (e)	4,070	3
Intralot SA-Integrated Lottery Systems & Services	7,150	18
JUMBO SA (e)	1,308	21
Marfin Investment Group Holdings SA (e)	19,369	10
Metka SA	946	15
MLS Multimedia SA (e)	342	2
Motor Oil Hellas Corinth Refineries SA	1,486	17
Mytilineos Holdings SA (e)	2,503	20
National Bank of Greece SA (e)	13,536	72
OPAP SA	7,816	104
Piraeus Bank SA (e)	34,752	73
Piraeus Port Authority	186	4
Public Power Corp. SA	12,464	185
Sidenor Steel Products Manufacturing Co., SA (e)	1,335	3
Terna Energy SA (e)	1,351	7
Thessaloniki Port Authority SA	60	2
Titan Cement Co., SA (e)	2,071	56

		901

Hong Kong (0.6%)
AIA Group Ltd.	67,200	337
Bank of East Asia Ltd.	16,803	71
BOC Hong Kong Holdings Ltd.	36,500	117
Cheung Kong Holdings Ltd.	14,000	221
CLP Holdings Ltd.	19,000	150
Hang Lung Group Ltd.	8,000	40
Hang Lung Properties Ltd.	22,000	70
Hang Seng Bank Ltd.	11,500	186
Henderson Land Development Co., Ltd.	12,912	74
Hong Kong & China Gas Co., Ltd.	47,916	110

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Hong Kong Exchanges and Clearing Ltd.	10,587	177
Hutchison Whampoa Ltd.	21,000	285
Kerry Logistics Network Ltd. (e)	3,500	5
Kerry Properties Ltd.	7,000	24
Link REIT (The)	21,033	102
MTR Corp., Ltd.	15,242	58
New World Development Co., Ltd.	29,383	37
Power Assets Holdings Ltd.	14,500	115
Sands China Ltd.	28,400	232
Sino Land Co., Ltd.	22,193	30
Sun Hung Kai Properties Ltd.	14,177	180
Swire Pacific Ltd., Class A	6,500	76
Swire Properties Ltd.	4,550	12
Wharf Holdings Ltd.	13,200	101
Wheelock & Co., Ltd.	10,000	46

		2,856

Ireland (0.0%)
Bank of Ireland (e)	339,240	118
Kerry Group PLC, Class A	374	26

		144

Italy (2.0%)
Assicurazioni Generali SpA	11,606	273
Atlantia SpA	3,202	72
Banca Monte dei Paschi di Siena SpA (e)	102,883	25
Banco Popolare SC (e)	10,511	20
Enel Green Power SpA	11,984	30
Enel SpA	142,530	623
Eni SpA	38,119	917
Exor SpA	4,991	199
Fiat SpA (e)	58,901	482
Finmeccanica SpA (e)	1,205	9
Intesa Sanpaolo SpA	1,067,390	2,634
Luxottica Group SpA	1,123	60
Prysmian SpA	1,210	31
Saipem SpA	2,154	46
Snam SpA	20,778	116
Telecom Italia SpA	738,759	677
Terna Rete Elettrica Nazionale SpA	9,469	47
UniCredit SpA	395,507	2,927
Unione di Banche Italiane SCPA	18,973	129

		9,317

Japan (5.1%)
Advantest Corp.	1,600	20
Aeon Co., Ltd.	10,800	146
Aisin Seiki Co., Ltd.	2,800	114
Ajinomoto Co., Inc.	13,000	188
Asahi Glass Co., Ltd.	12,000	75
Asahi Group Holdings Ltd.	5,300	149
Asahi Kasei Corp.	19,000	149
Astellas Pharma, Inc.	3,800	225
Bank of Yokohama Ltd. (The)	15,000	83
Bridgestone Corp.	6,600	249
Calbee, Inc.	300	7
Canon, Inc.	10,400	329
Central Japan Railway Co.	1,700	200
Chiba Bank Ltd. (The)	10,000	67

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Chubu Electric Power Co., Inc.	5,800	75
Chugai Pharmaceutical Co., Ltd.	3,400	75
Chugoku Electric Power Co., Inc. (The)	2,600	40
Coca-Cola West Co., Ltd.	300	6
Dai Nippon Printing Co., Ltd.	8,000	85
Dai-ichi Life Insurance Co., Ltd. (The)	1,000	17
Daiichi Sankyo Co., Ltd.	6,800	124
Daikin Industries Ltd.	2,800	174
Daito Trust Construction Co., Ltd.	1,000	93
Daiwa House Industry Co., Ltd.	8,000	155
Daiwa Securities Group, Inc.	21,000	209
Denso Corp.	6,100	321
Dentsu, Inc.	2,200	90
East Japan Railway Co.	3,600	286
Eisai Co., Ltd.	2,800	108
Electric Power Development Co., Ltd.	1,900	55
FamilyMart Co., Ltd.	200	9
FANUC Corp.	1,800	329
Fast Retailing Co., Ltd.	500	206
FUJIFILM Holdings Corp.	5,700	161
Fujitsu Ltd. (e)	19,000	98
Hankyu Hanshin Holdings, Inc.	24,000	129
Hitachi Ltd.	47,000	355
Hokkaido Electric Power Co., Inc. (e)	2,900	33
Hokuriku Electric Power Co.	2,700	37
Honda Motor Co., Ltd.	1,100	45
Honda Motor Co., Ltd. ADR	13,695	566
Hoya Corp.	4,200	117
Ibiden Co., Ltd.	1,400	26
Inpex Corp.	4,200	54
Isetan Mitsukoshi Holdings Ltd.	3,700	53
Isuzu Motors Ltd.	1,000	6
ITOCHU Corp.	15,500	191
Japan Real Estate Investment Corp. REIT	12	64
Japan Steel Works Ltd. (The)	3,000	17
Japan Tobacco, Inc.	16,000	520
JFE Holdings, Inc.	4,600	109
JGC Corp.	2,000	78
JSR Corp.	2,100	41
JX Holdings, Inc.	2,800	14
Kansai Electric Power Co., Inc. (The) (e)	4,900	56
Kao Corp.	8,100	255
Kawasaki Heavy Industries Ltd.	26,000	109
KDDI Corp.	7,500	461
Keikyu Corp.	7,000	58
Keio Corp.	7,000	47
Keyence Corp.	500	214
Kikkoman Corp.	1,000	19
Kintetsu Corp.	29,000	102
Kirin Holdings Co., Ltd.	14,000	201
Kobe Steel Ltd. (e)	49,000	84
Komatsu Ltd.	9,800	199
Konica Minolta, Inc.	3,500	35
Kubota Corp.	13,000	215
Kuraray Co., Ltd.	3,500	42
Kyocera Corp.	3,200	160
Kyushu Electric Power Co., Inc. (e)	2,700	34
Lawson, Inc.	300	22
LIXIL Group Corp.	3,900	107
Makita Corp.	1,100	58
Marubeni Corp.	21,000	151

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Mazda Motor Corp. (e)	17,000	88
MEIJI Holdings Co., Ltd.	200	13
Mitsubishi Chemical Holdings Corp.	15,500	72
Mitsubishi Corp.	12,800	245
Mitsubishi Electric Corp.	19,000	238
Mitsubishi Estate Co., Ltd.	12,000	358
Mitsubishi Heavy Industries Ltd.	37,000	229
Mitsubishi Motors Corp. (e)	6,400	69
Mitsui & Co., Ltd.	19,300	268
Mitsui Fudosan Co., Ltd.	9,000	323
Mitsui OSK Lines Ltd.	12,000	54
Mizuho Financial Group, Inc.	144,700	313
MS&AD Insurance Group Holdings	4,000	107
Murata Manufacturing Co., Ltd.	2,200	195
NGK Insulators Ltd.	3,000	57
Nidec Corp.	1,100	108
Nikon Corp.	3,500	67
Nintendo Co., Ltd.	1,000	133
Nippon Building Fund, Inc. REIT	12	70
Nippon Electric Glass Co., Ltd.	4,000	21
Nippon Express Co., Ltd.	15,000	73
Nippon Meat Packers, Inc.	1,000	17
Nippon Steel Sumitomo Metal Corp.	80,000	267
Nippon Telegraph & Telephone Corp.	5,600	301
Nippon Yusen KK	24,000	77
Nissan Motor Co., Ltd.	23,900	201
Nisshin Seifun Group, Inc.	800	8
Nissin Foods Holdings Co., Ltd.	200	8
Nitto Denko Corp.	1,700	72
NKSJ Holdings, Inc.	400	11
Nomura Holdings, Inc.	36,100	277
NSK Ltd.	7,000	87
NTT Data Corp.	2,100	77
NTT DoCoMo, Inc.	14,700	241
Odakyu Electric Railway Co., Ltd.	12,000	108
OJI Holdings Corp.	9,000	46
Olympus Corp. (e)	2,400	76
Omron Corp.	1,900	84
Ono Pharmaceutical Co., Ltd.	1,000	87
Oriental Land Co., Ltd.	100	14
ORIX Corp.	10,500	184
Osaka Gas Co., Ltd.	29,000	114
Otsuka Holdings Co., Ltd.	400	12
Panasonic Corp.	18,700	217
Rakuten, Inc.	10,000	149
Resona Holdings, Inc.	7,300	37
Ricoh Co., Ltd.	8,000	85
Rohm Co., Ltd.	800	39
Secom Co., Ltd.	2,100	126
Sekisui House Ltd.	8,000	112
Seven & I Holdings Co., Ltd.	11,400	452
Sharp Corp. (e)	10,000	32
Shikoku Electric Power Co., Inc. (e)	3,800	57
Shin-Etsu Chemical Co., Ltd.	3,300	192
Shionogi & Co., Ltd.	4,400	95
Shiseido Co., Ltd.	6,000	96
Shizuoka Bank Ltd. (The)	10,000	107
SMC Corp.	600	151
Softbank Corp.	7,400	646
Sony Corp.	900	16
Sony Corp. ADR	9,035	156

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Sumitomo Chemical Co., Ltd.	15,000	59
Sumitomo Corp.	11,700	147
Sumitomo Electric Industries Ltd.	16,600	276
Sumitomo Metal Mining Co., Ltd.	6,000	78
Sumitomo Mitsui Financial Group, Inc.	13,000	669
Sumitomo Mitsui Trust Holdings, Inc.	30,000	158
Sumitomo Realty & Development Co., Ltd.	6,000	298
Suntory Beverage & Food Ltd.	500	16
Suzuki Motor Corp.	4,200	113
T&D Holdings, Inc.	5,800	81
Takeda Pharmaceutical Co., Ltd.	7,400	339
TDK Corp.	1,000	48
Terumo Corp.	2,300	111
Tobu Railway Co., Ltd.	23,000	111
Tohoku Electric Power Co., Inc. (e)	4,600	52
Tokio Marine Holdings, Inc.	4,900	164
Tokyo Electric Power Co., Inc. (e)	9,500	47
Tokyo Electron Ltd.	1,500	82
Tokyo Gas Co., Ltd.	26,000	128
Tokyu Corp.	12,000	78
Toppan Printing Co., Ltd.	8,000	64
Toray Industries, Inc.	19,000	131
Toshiba Corp.	42,000	176
Toyota Industries Corp.	2,500	113
Toyota Motor Corp.	27,300	1,664
Trend Micro, Inc.	1,200	42
Unicharm Corp.	2,300	131
West Japan Railway Co.	2,300	100
Yahoo! Japan Corp.	19,100	106
Yakult Honsha Co., Ltd.	400	20
Yamada Denki Co., Ltd.	9,500	31
Yamato Holdings Co., Ltd.	6,600	133

		23,802

Kazakhstan (0.0%)
Kazakhmys PLC	2,888	10

Netherlands (0.9%)
Aegon N.V.	41,298	390
Akzo Nobel N.V.	4,136	321
ArcelorMittal	12,177	217
ASML Holding N.V.	2,380	223
CNH Industrial N.V. (e)	6,659	76
Fugro N.V. CVA	657	39
Heineken Holding N.V.	254	16
Heineken N.V.	4,097	277
ING Groep N.V. CVA (e)	45,698	635
Koninklijke Ahold N.V.	14,062	252
Koninklijke DSM N.V.	3,186	250
Koninklijke KPN N.V. (e)	6,177	20
Koninklijke Philips N.V.	11,422	419
Koninklijke Vopak N.V.	1,006	59
PostNL N.V. (e)	4,654	27
Randstad Holding N.V.	1,207	78
TNT Express N.V.	4,151	38
Unilever N.V. CVA	18,468	744

		4,081

Norway (0.3%)
Aker Solutions ASA	1,833	33

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

DnB ASA	11,838	212
Kvaerner ASA	1,677	3
Norsk Hydro ASA	13,781	61
Orkla ASA	12,166	95
REC Silicon ASA (e)	6,482	3
Seadrill Ltd.	328	13
Statoil ASA	13,168	319
Subsea 7 SA	3,127	60
Telenor ASA	16,272	388
Veripos, Inc.	286	2
Yara International ASA	2,039	88

		1,277

Poland (0.1%)
Jeronimo Martins SGPS SA	11,477	224

Portugal (0.3%)
Altri SGPS SA	3,426	11
Banco BPI SA (e)	18,799	31
Banco Comercial Portugues SA (e)	802,078	184
Banco Espirito Santo SA (Registered) (e)	146,154	209
EDP – Energias de Portugal SA	104,750	385
Galp Energia SGPS SA	13,197	216
Mota-Engil SGPS SA	2,077	12
Portucel SA	2,650	11
Portugal Telecom SGPS SA (Registered)	90,425	393
Sonae	11,620	17
Sonaecom – SGPS SA	5,303	19
Zon Optimus SGPS SA	2,602	19

		1,507

South Africa (0.1%)
SABMiller PLC	13,206	678

Spain (2.9%)
Abertis Infraestructuras SA	12,358	275
ACS Actividades de Construccion y Servicios SA	14,798	509
Amadeus IT Holding SA, Class A	5,400	231
Banco Bilbao Vizcaya Argentaria SA	222,421	2,738
Banco de Sabadell SA	101,537	265
Banco Popular Espanol SA (e)	27,988	169
Banco Santander SA	424,912	3,803
Bankia SA (e)	66,209	112
CaixaBank SA	45,842	239
Distribuidora Internacional de Alimentacion SA	20,015	179
EDP Renovaveis SA	11,826	63
Enagas SA	4,460	117
Ferrovial SA	6,878	133
Gas Natural SDG SA	5,948	153
Grifols SA	2,531	121
Grifols SA, Class B	126	4
Iberdrola SA	161,034	1,027
Inditex SA	5,526	911
International Consolidated Airlines Group SA (e)	13,928	93
Red Electrica Corp., SA	3,217	215
Repsol SA	30,849	777
Telefonica SA	71,322	1,161

		13,295

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Sweden (0.9%)
Assa Abloy AB, Class B	3,279	173
Atlas Copco AB, Class A	9,926	275
Atlas Copco AB, Class B	7,174	182
Electrolux AB, Class B	2,950	77
Hennes & Mauritz AB, Class B	10,362	477
Husqvarna AB, Class B	5,449	33
Investor AB, Class B	11,790	406
Millicom International Cellular SA SDR	1,326	132
Modern Times Group AB, Class B	443	23
Nordea Bank AB	26,050	351
Sandvik AB	15,296	216
Scania AB, Class B	5,178	101
Skandinaviska Enskilda Banken AB	14,182	187
Skanska AB, Class B	3,281	67
SKF AB, Class B	6,298	165
Svenska Cellulosa AB SCA, Class B	10,031	309
Svenska Handelsbanken AB, Class A	5,479	269
Swedbank AB, Class A	4,898	138
Swedish Match AB	4,710	151
Telefonaktiebolaget LM Ericsson, Class B	25,830	315
TeliaSonera AB	31,426	262
Volvo AB, Class B	8,272	109

		4,418

Switzerland (2.8%)
ABB Ltd. (Registered) (e)	37,474	986
Actelion Ltd. (Registered) (e)	1,056	89
Adecco SA (Registered) (e)	1,374	109
Aryzta AG (e)	217	17
Barry Callebaut AG (Registered) (e)	5	6
Cie Financiere Richemont SA (Registered)	5,331	531
Coca-Cola HBC AG (e)	2,233	65
Credit Suisse Group AG (Registered) (e)	16,331	499
Geberit AG (Registered)	894	271
Givaudan SA (Registered) (e)	99	141
Holcim Ltd. (Registered) (e)	327	25
Julius Baer Group Ltd. (e)	2,309	111
Kuehne & Nagel International AG (Registered)	732	96
Lindt & Spruengli AG	2	9
Lonza Group AG (Registered) (e)	523	50
Nestle SA (Registered)	46,168	3,380
Novartis AG (Registered)	23,572	1,881
Roche Holding AG (Genusschein)	6,415	1,792
SGS SA (Registered)	60	138
Sonova Holding AG (Registered) (e)	957	129
Swatch Group AG (The)	353	233
Swiss Re AG (e)	1,336	123
Swisscom AG (Registered)	745	393
Syngenta AG (Registered)	914	364
Transocean Ltd.	3,245	158
UBS AG (Registered) (e)	30,443	577
Zurich Insurance Group AG (e)	2,528	733

		12,906

United Kingdom (6.3%)
3i Group PLC	17,668	113
Admiral Group PLC	3,778	82
Aggreko PLC	2,555	72
AMEC PLC	3,969	72

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Anglo American PLC	12,293	269
ARM Holdings PLC	14,750	268
Associated British Foods PLC	2,748	111
AstraZeneca PLC	16,441	973
Aviva PLC	32,168	240
Babcock International Group PLC	4,000	90
BAE Systems PLC	51,079	368
Barclays PLC	165,488	745
BG Group PLC	32,584	700
BHP Billiton PLC	20,867	646
BP PLC	189,666	1,533
British American Tobacco PLC	24,355	1,306
British Land Co., PLC REIT	12,968	135
British Sky Broadcasting Group PLC	8,242	115
BT Group PLC	102,679	645
Burberry Group PLC	4,196	105
Cairn Energy PLC (e)	6,451	29
Capita PLC	6,586	113
Centrica PLC	52,229	301
Compass Group PLC	21,054	338
Diageo PLC	31,027	1,028
Experian PLC	11,285	208
G4S PLC	14,808	64
GlaxoSmithKline PLC	58,621	1,564
Glencore Xstrata PLC (e)	65,300	338
HSBC Holdings PLC	161,033	1,766
Imperial Tobacco Group PLC	12,761	494
Inmarsat PLC	4,106	51
Intertek Group PLC	1,847	96
Investec PLC	9,538	69
ITV PLC	32,244	104
J Sainsbury PLC	3,076	19
Johnson Matthey PLC	2,335	127
Land Securities Group PLC REIT	12,437	198
Legal & General Group PLC	64,615	238
Lloyds Banking Group PLC (e)	379,266	495
Lonmin PLC (e)	1,989	10
Man Group PLC	15,236	21
Marks & Spencer Group PLC	10,082	72
National Grid PLC	35,017	457
Next PLC	1,962	177
Old Mutual PLC	76,950	241
Pearson PLC	12,902	287
Petrofac Ltd.	3,181	65
Prudential PLC	31,720	704
Randgold Resources Ltd.	924	58
Reckitt Benckiser Group PLC	8,526	677
Reed Elsevier PLC	3,587	53
Rio Tinto PLC	13,589	767
Rolls-Royce Holdings PLC (e)	34,143	721
Royal Bank of Scotland Group PLC (e)	20,621	115
Royal Dutch Shell PLC, Class A	35,881	1,285
Royal Dutch Shell PLC, Class B	27,048	1,021
RSA Insurance Group PLC	79,789	121
Serco Group PLC	5,878	49
Shire PLC	5,464	258
Smith & Nephew PLC	10,250	146
Smiths Group PLC	6,229	153
SSE PLC	17,723	402
Standard Chartered PLC	21,901	493
Standard Life PLC	18,540	110

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Tate & Lyle PLC	1,154	16
Tesco PLC	98,927	548
TUI Travel PLC	15,728	108
Tullow Oil PLC	8,851	125
Unilever PLC	16,493	678
Vedanta Resources PLC	1,623	25
Vodafone Group PLC	605,559	2,377
WM Morrison Supermarkets PLC	25,711	111
Wolseley PLC	3,226	183
WPP PLC	28,743	657

		29,519

United States (22.9%)
3M Co.	1,791	251
AAON, Inc.	977	31
Aaron’s, Inc.	3,454	102
Abbott Laboratories	5,712	219
AbbVie, Inc.	5,712	302
Abercrombie & Fitch Co., Class A	249	8
Accenture PLC, Class A	3,625	298
ACCO Brands Corp. (e)	104	1
Actavis plc (e)	321	54
Actuant Corp., Class A	2,725	100
Acuity Brands, Inc.	930	102
Adobe Systems, Inc. (e)	3,763	225
ADT Corp. (The)	404	16
Advance Auto Parts, Inc.	1,158	128
Advanced Micro Devices, Inc. (e)	3,080	12
AES Corp.	893	13
Aetna, Inc.	2,546	175
Aflac, Inc.	301	20
AGCO Corp.	1,723	102
Agilent Technologies, Inc.	1,979	113
Air Products & Chemicals, Inc.	277	31
Airgas, Inc.	294	33
Akamai Technologies, Inc. (e)	1,112	52
Alcoa, Inc.	3,780	40
Alexion Pharmaceuticals, Inc. (e)	1,201	160
Allegheny Technologies, Inc.	535	19
Allegion PLC (e)	342	15
Allergan, Inc.	2,708	301
Allstate Corp. (The)	543	30
Alpha Natural Resources, Inc. (e)	884	6
Altera Corp.	4,241	138
Altria Group, Inc.	13,729	527
Amazon.com, Inc. (e)	1,470	586
AMC Networks, Inc., Class A (e)	21	1
Ameren Corp.	2,292	83
American Electric Power Co., Inc.	4,094	191
American Express Co.	3,491	317
American Tower Corp. REIT	3,460	276
Ameriprise Financial, Inc.	2,279	262
AmerisourceBergen Corp.	3,371	237
AMETEK, Inc.	2,833	149
Amgen, Inc.	5,517	630
Amphenol Corp., Class A	206	18
Anadarko Petroleum Corp.	2,941	233
Analog Devices, Inc.	3,757	191
Analogic Corp.	740	66
Annaly Capital Management, Inc. REIT	2,458	25

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Aon PLC	200	17
Apache Corp.	2,574	221
Apollo Group, Inc., Class A (e)	636	17
Apple, Inc.	7,309	4,101
Applied Materials, Inc.	7,149	126
Arch Coal, Inc.	878	4
Archer-Daniels-Midland Co.	4,604	200
Arkansas Best Corp.	2,887	97
AT&T, Inc.	28,651	1,007
Automatic Data Processing, Inc.	1,670	135
AutoZone, Inc. (e)	257	123
Avago Technologies Ltd.	1,465	78
AvalonBay Communities, Inc. REIT	1,367	162
Avery Dennison Corp.	1,448	73
Avon Products, Inc.	5,226	90
Baker Hughes, Inc.	3,595	199
Balchem Corp.	892	52
Ball Corp.	799	41
Bank of America Corp.	90,564	1,410
Bank of New York Mellon Corp. (The)	10,284	359
Baxter International, Inc.	4,020	280
BB&T Corp.	5,960	222
Beam, Inc.	324	22
Becton Dickinson and Co.	1,822	201
Bed Bath & Beyond, Inc. (e)	1,380	111
Belden, Inc.	1,416	100
Berkshire Hathaway, Inc., Class B (e)	654	78
Best Buy Co., Inc.	1,346	54
Biogen Idec, Inc. (e)	1,424	398
BlackRock, Inc.	987	312
Boeing Co. (The)	3,219	439
Boston Properties, Inc. REIT	1,216	122
Boston Scientific Corp. (e)	10,697	129
Bristol-Myers Squibb Co.	8,039	427
Broadcom Corp., Class A	5,352	159
Brown-Forman Corp., Class B	306	23
Brunswick Corp.	2,170	100
Bunge Ltd.	875	72
C.H. Robinson Worldwide, Inc.	1,127	66
CA, Inc.	1,775	60
Cablevision Systems Corp.	2,712	49
Cabot Oil & Gas Corp.	2,571	100
Cal-Maine Foods, Inc.	729	44
Callaway Golf Co.	5,407	46
Cameron International Corp. (e)	1,723	103
Campbell Soup Co.	677	29
Cantel Medical Corp.	2,054	70
Capital One Financial Corp.	3,477	266
Cardinal Health, Inc.	3,121	209
CarMax, Inc. (e)	877	41
Carnival Corp.	2,009	81
Cash America International, Inc.	1,617	62
Catamaran Corp. (e)	200	10
Caterpillar, Inc.	4,387	398
Cathay General Bancorp	3,097	83
CBRE Group, Inc., Class A (e)	5,489	144
CBS Corp., Class B	5,701	363
Celanese Corp. Series A	320	18
Celgene Corp. (e)	2,611	441
CenterPoint Energy, Inc.	4,476	104
CenturyLink, Inc.	3,610	115

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Cerner Corp. (e)	2,012	112
CF Industries Holdings, Inc.	988	230
Charles Schwab Corp. (The)	6,333	165
Chesapeake Energy Corp.	4,134	112
Chevron Corp.	9,265	1,157
Chipotle Mexican Grill, Inc. (e)	223	119
Chubb Corp. (The)	284	27
Church & Dwight Co., Inc.	304	20
Cigna Corp.	3,220	282
Cimarex Energy Co.	960	101
Cintas Corp.	1,094	65
CIRCOR International, Inc.	709	57
Cisco Systems, Inc.	41,042	921
CIT Group, Inc.	1,655	86
Citigroup, Inc.	16,351	852
Citrix Systems, Inc. (e)	1,679	106
Cliffs Natural Resources, Inc.	877	23
Clorox Co. (The)	1,448	134
CME Group, Inc.	211	17
Coach, Inc.	1,353	76
Coca-Cola Co. (The)	36,863	1,523
Coca-Cola Enterprises, Inc.	2,183	96
Cognizant Technology Solutions Corp., Class A (e)	2,609	263
Colgate-Palmolive Co.	10,333	674
Comcast Corp., Class A	12,074	627
Comcast Corp. Special Class A	3,375	168
Comerica, Inc.	222	11
ConAgra Foods, Inc.	3,791	128
Concho Resources, Inc. (e)	580	63
ConocoPhillips	6,765	478
CONSOL Energy, Inc.	1,669	64
Consolidated Edison, Inc.	1,986	110
Constellation Brands, Inc., Class A (e)	697	49
Cooper Cos., Inc. (The)	803	99
Corning, Inc.	4,384	78
Costco Wholesale Corp.	6,415	763
Covidien PLC	1,698	116
CR Bard, Inc.	1,297	174
Crimson Wine Group Ltd. (e)	181	2
Crown Castle International Corp. (e)	2,596	191
Crown Holdings, Inc. (e)	600	27
CST Brands, Inc.	3,106	114
CSX Corp.	6,008	173
Cubic Corp.	1,195	63
Cummins, Inc.	1,721	243
CVS Caremark Corp.	4,087	293
Cytec Industries, Inc.	1,107	103
Danaher Corp.	4,675	361
Darden Restaurants, Inc.	524	29
DaVita HealthCare Partners, Inc. (e)	1,092	69
Deere & Co.	2,618	239
Deltic Timber Corp.	298	20
Denbury Resources, Inc. (e)	834	14
DENTSPLY International, Inc.	2,038	99
Devon Energy Corp.	2,022	125
DeVry Education Group, Inc.	21	1
Diamond Offshore Drilling, Inc.	43	2
DIRECTV, Class A (e)	7,292	504
Discover Financial Services	3,169	177
Discovery Communications, Inc., Class A (e)	1,442	130
Discovery Communications, Inc., Class C (e)	1,203	101

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Dollar General Corp. (e)	186	11
Dollar Tree, Inc. (e)	580	33
Dominion Resources, Inc.	5,323	344
Dover Corp.	226	22
Dow Chemical Co. (The)	1,880	83
Dr. Pepper Snapple Group, Inc.	1,363	66
DTE Energy Co.	1,390	92
Duke Energy Corp.	4,362	301
Dun & Bradstreet Corp. (The)	626	77
Eagle Materials, Inc.	1,352	105
Eastman Chemical Co.	282	23
Eaton Corp., PLC	2,048	156
eBay, Inc. (e)	7,267	399
Ecolab, Inc.	1,368	143
Edison International	3,627	168
Edwards Lifesciences Corp. (e)	321	21
EI du Pont de Nemours & Co.	1,472	96
Eli Lilly & Co.	4,433	226
EMC Corp.	15,897	400
EMCOR Group, Inc.	2,443	104
Emerson Electric Co.	4,565	320
Encore Wire Corp.	658	36
Energizer Holdings, Inc.	138	15
Engility Holdings, Inc. (e)	18	1
Ensign Group, Inc. (The)	985	44
Entergy Corp.	1,190	75
EOG Resources, Inc.	2,572	432
EQT Corp.	1,988	179
Equifax, Inc.	1,361	94
Equity Residential REIT	2,633	137
Estee Lauder Cos., Inc. (The), Class A	3,290	248
Exelis, Inc.	227	4
Exelon Corp.	6,830	187
Expedia, Inc.	332	23
Expeditors International of Washington, Inc.	656	29
Express Scripts Holding Co. (e)	6,026	423
Exxon Mobil Corp.	22,586	2,286
Fair Isaac Corp.	1,638	103
Family Dollar Stores, Inc.	297	19
Fastenal Co.	1,671	79
FedEx Corp.	2,219	319
FEI Co.	1,112	99
Fidelity National Information Services, Inc.	111	6
Fifth Third Bancorp	8,171	172
Financial Engines, Inc.	1,462	102
First Solar, Inc. (e)	295	16
FirstEnergy Corp.	3,156	104
Fiserv, Inc. (e)	1,336	79
Flowserve Corp.	900	71
Fluor Corp.	626	50
FMC Corp.	882	67
FMC Technologies, Inc. (e)	2,271	119
Ford Motor Co.	9,229	142
Franklin Electric Co., Inc.	1,768	79
Franklin Resources, Inc.	3,208	185
Freeport-McMoRan Copper & Gold, Inc.	2,560	97
Frontier Communications Corp.	8,847	41
GameStop Corp., Class A	536	26
Gannett Co., Inc.	233	7
Gap, Inc. (The)	1,396	55
General Dynamics Corp.	1,141	109

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

General Electric Co.	20,178	566
General Growth Properties, Inc. REIT	1,246	25
General Mills, Inc.	6,004	300
Genuine Parts Co.	111	9
Gilead Sciences, Inc. (e)	8,580	645
Global Payments, Inc.	1,601	104
Goldman Sachs Group, Inc. (The)	4,252	754
Google, Inc., Class A (e)	1,683	1,886
Green Mountain Coffee Roasters, Inc. (e)	306	23
H&R Block, Inc.	3,237	94
Halliburton Co.	6,438	327
Harman International Industries, Inc.	43	4
Hartford Financial Services Group, Inc.	328	12
Hasbro, Inc.	176	10
HCP, Inc. REIT	1,586	58
Health Care, Inc. REIT	617	33
Heartland Express, Inc.	3,188	63
Heartland Payment Systems, Inc.	2,115	105
Helmerich & Payne, Inc.	880	74
Henry Schein, Inc. (e)	580	66
Herbalife Ltd.	195	15
Hershey Co. (The)	895	87
Hess Corp.	1,239	103
Hewlett-Packard Co.	10,606	297
Hillshire Brands Co.	404	14
Hologic, Inc. (e)	1,496	33
Home Depot, Inc.	1,131	93
Honeywell International, Inc.	4,630	423
Hormel Foods Corp.	323	15
Hospira, Inc. (e)	1,394	58
Host Hotels & Resorts, Inc. REIT	7,871	153
Hudson City Bancorp, Inc.	222	2
Humana, Inc.	604	62
Huntington Bancshares, Inc.	900	9
Huntington Ingalls Industries, Inc.	59	5
IHS, Inc., Class A (e)	572	68
Illinois Tool Works, Inc.	2,274	191
Illumina, Inc. (e)	542	60
Ingersoll-Rand PLC	1,027	63
Intel Corp.	17,676	459
IntercontinentalExchange Group, Inc.	578	130
Interface, Inc.	2,534	56
International Business Machines Corp.	7,271	1,364
International Flavors & Fragrances, Inc.	253	22
International Game Technology	2,603	47
International Paper Co.	830	41
International Speedway Corp., Class A	769	27
Interpublic Group of Cos., Inc. (The)	4,601	81
Intuit, Inc.	2,922	223
Intuitive Surgical, Inc. (e)	535	206
Invacare Corp.	1,618	38
Invesco Ltd.	3,481	127
Iron Mountain, Inc.	2,291	70
ITT Corp.	219	10
Jabil Circuit, Inc.	222	4
Jacobs Engineering Group, Inc. (e)	951	60
Janus Capital Group, Inc.	111	1
JB Hunt Transport Services, Inc.	228	18
JC Penney Co., Inc. (e)	222	2
JM Smucker Co. (The)	920	95
Johnson & Johnson	13,648	1,250

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Johnson Controls, Inc.	1,948	100
Jones Lang LaSalle, Inc.	987	101
Joy Global, Inc.	241	14
JPMorgan Chase & Co.	37,177	2,174
Juniper Networks, Inc. (e)	5,331	120
KB Home	5,980	109
KBR, Inc.	1,102	35
Kellogg Co.	2,415	148
KeyCorp	10,315	138
Kimberly-Clark Corp.	4,289	448
Kimco Realty Corp. REIT	2,219	44
KLA-Tencor Corp.	889	57
Kohl’s Corp.	1,649	94
Kraft Foods Group, Inc.	3,996	215
Kroger Co. (The)	7,169	283
L Brands, Inc.	1,931	119
L-3 Communications Holdings, Inc.	111	12
La-Z-Boy, Inc.	3,319	103
Laboratory Corp. of America Holdings (e)	549	50
Lam Research Corp. (e)	642	35
Landstar System, Inc.	1,754	101
Las Vegas Sands Corp.	1,835	145
Legg Mason, Inc.	1,664	72
Lennar Corp., Class A	2,659	105
Leucadia National Corp.	2,012	57
Lexmark International, Inc., Class A	111	4
Li & Fung Ltd. (f)	40,000	52
Liberty Global PLC, Class A (e)	1,941	173
Liberty Global PLC Series C (e)	1,734	146
Liberty Property Trust REIT	529	18
Life Technologies Corp. (e)	1,033	78
Lindsay Corp.	1,196	99
Linear Technology Corp.	1,599	73
Lockheed Martin Corp.	883	131
Loews Corp.	2,670	129
Lorillard, Inc.	3,363	170
Lowe’s Cos., Inc.	5,973	296
LSI Corp.	4,691	52
LyondellBasell Industries N.V., Class A	854	69
M&T Bank Corp.	1,032	120
Macerich Co. (The) REIT	287	17
Macy’s, Inc.	173	9
Mallinckrodt PLC (e)	224	12
Manpowergroup, Inc.	1,229	106
Marathon Oil Corp.	3,605	127
Marathon Petroleum Corp.	1,803	165
Marriott International, Inc., Class A	1,625	80
Marriott Vacations Worldwide Corp. (e)	194	10
Marsh & McLennan Cos., Inc.	586	28
Marvell Technology Group Ltd.	2,749	40
Mastercard, Inc., Class A	1,031	861
Mattel, Inc.	1,465	70
Maxim Integrated Products, Inc.	1,470	41
MAXIMUS, Inc.	2,288	101
McCormick & Co., Inc.	268	18
McDonald’s Corp.	4,982	483
McGraw Hill Financial, Inc.	3,115	244
McKesson Corp.	2,354	380
Mead Johnson Nutrition Co.	1,886	158
MeadWestvaco Corp.	232	9
Medtronic, Inc.	7,136	410

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Merck & Co., Inc.	14,239	713
MetLife, Inc.	870	47
MGM Resorts International (e)	2,234	53
Microchip Technology, Inc.	903	40
Micron Technology, Inc. (e)	5,196	113
Microsoft Corp.	36,720	1,374
Minerals Technologies, Inc.	1,282	77
Molson Coors Brewing Co., Class B	1,521	85
Mondelez International, Inc., Class A	11,613	410
Monsanto Co.	2,586	301
Monster Beverage Corp. (e)	315	21
Moody’s Corp.	1,055	83
Mosaic Co. (The)	1,408	67
Motorola Solutions, Inc.	1,199	81
Murphy Oil Corp.	914	59
Murphy USA, Inc. (e)	228	9
Mylan, Inc. (e)	1,601	70
NASDAQ OMX Group, Inc. (The)	2,592	103
National Oilwell Varco, Inc.	3,789	301
NetApp, Inc.	3,216	132
NetFlix, Inc. (e)	325	120
New York Community Bancorp, Inc.	4,171	70
Newfield Exploration Co. (e)	836	21
Newmont Mining Corp.	2,581	59
News Corp., Class A (e)	3,591	65
News Corp., Class B (e)	825	15
NextEra Energy, Inc.	2,887	247
NII Holdings, Inc. (e)	1,486	4
NIKE, Inc., Class B	2,926	230
NiSource, Inc.	64	2
Noble Corp. PLC	971	36
Noble Energy, Inc.	2,700	184
Nordstrom, Inc.	310	19
Norfolk Southern Corp.	3,630	337
Northern Trust Corp.	33	2
Northrop Grumman Corp.	839	96
Nucor Corp.	866	46
NVIDIA Corp.	3,256	52
O’Reilly Automotive, Inc. (e)	1,033	133
Occidental Petroleum Corp.	6,817	648
Olympic Steel, Inc.	395	11
Omnicom Group, Inc.	1,761	131
ONEOK, Inc.	2,570	160
Oracle Corp.	22,811	873
Owens-Illinois, Inc. (e)	262	9
PACCAR, Inc.	2,526	149
Pall Corp.	535	46
Patterson Cos., Inc.	176	7
Paychex, Inc.	1,753	80
Peabody Energy Corp.	2,623	51
Pentair Ltd.	189	15
People’s United Financial, Inc.	567	9
Pepco Holdings, Inc.	94	2
PepsiCo, Inc.	10,249	850
PerkinElmer, Inc.	2,435	100
Perrigo Co., PLC	959	147
PetSmart, Inc.	286	21
Pfizer, Inc.	28,629	877
PG&E Corp.	3,237	130
Philip Morris International, Inc.	11,566	1,008
Phillips 66	3,593	277

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Pioneer Natural Resources Co.	1,547	285
Pitney Bowes, Inc.	2,481	58
Plum Creek Timber Co., Inc. REIT	858	40
PNC Financial Services Group, Inc. (The)	3,969	308
PolyOne Corp.	2,890	102
Power Integrations, Inc.	1,691	94
PPG Industries, Inc.	322	61
PPL Corp.	4,062	122
Praxair, Inc.	1,429	186
Precision Castparts Corp.	1,366	368
Priceline.com, Inc. (e)	258	300
PrivateBancorp, Inc.	3,488	101
Procter & Gamble Co. (The)	25,481	2,074
Progressive Corp. (The)	259	7
ProLogis, Inc. REIT	3,809	141
Prudential Financial, Inc.	200	18
Public Service Enterprise Group, Inc.	4,094	131
Public Storage REIT	2,566	386
PVH Corp.	752	102
QEP Resources, Inc.	4,297	132
Qualcomm, Inc.	12,126	900
Quest Diagnostics, Inc.	970	52
Ralph Lauren Corp.	47	8
Range Resources Corp.	2,401	202
Rayonier, Inc. REIT	525	22
Raytheon Co.	974	88
Regency Centers Corp. REIT	251	12
Regions Financial Corp.	13,979	138
Republic Services, Inc.	2,858	95
Reynolds American, Inc.	3,349	167
Robert Half International, Inc.	1,660	70
Rockwell Automation, Inc.	1,362	161
Rockwell Collins, Inc.	832	62
Roper Industries, Inc.	991	137
Ross Stores, Inc.	1,350	101
Rouse Properties, Inc. REIT	71	2
Royal Caribbean Cruises Ltd.	1,478	70
RR Donnelley & Sons Co.	2,704	55
Ryland Group, Inc. (The)	2,475	107
Safeway, Inc.	861	28
Salesforce.com, Inc. (e)	4,196	232
SanDisk Corp.	2,718	192
Schlumberger Ltd.	10,225	921
Scripps Networks Interactive, Inc., Class A	681	59
Sealed Air Corp.	287	10
Sempra Energy	2,003	180
Sherwin-Williams Co. (The)	61	11
Sigma-Aldrich Corp.	266	25
Simon Property Group, Inc. REIT	4,528	689
SLM Corp.	4,930	130
SM Energy Co.	1,207	100
Sonic Automotive, Inc., Class A	3,923	96
Southern Co. (The)	6,330	260
Southwest Airlines Co.	578	11
Southwestern Energy Co. (e)	3,262	128
Spectra Energy Corp.	4,322	154
Sprint Corp. (e)	22,134	238
St. Jude Medical, Inc.	2,926	181
Standex International Corp.	483	30
Stanley Black & Decker, Inc.	258	21
Staples, Inc.	5,338	85

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Starbucks Corp.	4,552	357
Starwood Hotels & Resorts Worldwide, Inc.	684	54
State Street Corp.	2,768	203
Stericycle, Inc. (e)	617	72
Stewart Information Services Corp.	1,755	57
Stryker Corp.	2,547	191
SunTrust Banks, Inc.	4,717	174
Symantec Corp.	6,062	143
Sysco Corp.	7,922	286
T-Mobile US, Inc. (e)	116	4
T. Rowe Price Group, Inc.	2,931	246
Target Corp.	2,288	145
TE Connectivity Ltd.	2,600	143
Tenaris SA	4,172	91
Tenet Healthcare Corp. (e)	131	6
Texas Instruments, Inc.	10,705	470
Textron, Inc.	4,746	174
Thermo Fisher Scientific, Inc.	3,515	391
Tiffany & Co.	261	24
Time Warner Cable, Inc.	2,949	400
Time Warner, Inc.	6,009	419
Titan International, Inc.	4,614	83
TJX Cos., Inc.	4,040	257
Tractor Supply Co.	1,330	103
Travelers Cos., Inc. (The)	528	48
TripAdvisor, Inc. (e)	332	28
Triumph Group, Inc.	1,332	101
TRW Automotive Holdings Corp. (e)	1,344	100
Twenty-First Century Fox, Inc.	17,267	605
Tyco International Ltd.	1,109	46
Tyson Foods, Inc., Class A	5,794	194
Ultra Petroleum Corp. (e)	1,210	26
UniFirst Corp.	953	102
Union Pacific Corp.	1,985	334
United Parcel Service, Inc., Class B	3,420	359
United States Steel Corp.	541	16
United Technologies Corp.	2,573	293
UnitedHealth Group, Inc.	4,612	347
Universal Health Services, Inc., Class B	1,246	101
Urban Outfitters, Inc. (e)	186	7
US Bancorp	13,773	556
UTi Worldwide, Inc.	5,863	103
Valero Energy Corp.	3,571	180
Valmont Industries, Inc.	680	101
Varian Medical Systems, Inc. (e)	827	64
Ventas, Inc. REIT	547	31
Verisk Analytics, Inc., Class A (e)	1,588	104
Verizon Communications, Inc.	13,424	660
Vertex Pharmaceuticals, Inc. (e)	542	40
VF Corp.	2,312	144
Viacom, Inc., Class B	3,563	311
Visa, Inc., Class A	3,388	754
Vornado Realty Trust REIT	309	27
Vulcan Materials Co.	1,723	102
Wabtec Corp.	1,335	99
Wal-Mart Stores, Inc.	23,621	1,859
Walgreen Co.	11,657	670
Walt Disney Co. (The)	9,674	739
Waste Management, Inc.	3,629	163
Waters Corp. (e)	321	32
Weatherford International Ltd. (e)	4,376	68

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

WellPoint, Inc.		1,687	156
Wells Fargo & Co.		38,327	1,740
Western Union Co. (The)		5,569	96
Weyerhaeuser Co. REIT		1,979	63
Whole Foods Market, Inc.		6,525	377
Williams Cos., Inc. (The)		7,331	283
Wintrust Financial Corp.		2,154	99
Wisconsin Energy Corp.		2,870	119
World Fuel Services Corp.		2,332	101
WPX Energy, Inc. (e)		3,405	69
WW Grainger, Inc.		588	150
Wyndham Worldwide Corp.		308	23
Wynn Resorts Ltd.		640	124
Xcel Energy, Inc.		4,016	112
Xerox Corp.		5,356	65
Xilinx, Inc.		1,608	74
Xylem, Inc.		1,738	60
Yahoo!, Inc. (e)		5,999	243
Yum! Brands, Inc.		3,189	241
Zimmer Holdings, Inc.		1,737	162
Zions Bancorporation		3,593	108
Zoetis, Inc.		8,964	293

			106,914

Total Common Stocks (Cost $222,969)			271,118

Investment Companies (0.1%)
United States (0.1%)
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (g)		4,614	114
iShares MSCI Emerging Markets Index Fund		8,000	334

Total Investment Companies (Cost $493)			448

		No. of Rights	Value (000)
Rights (0.0%)
Spain (0.0%)
Repsol SA (e) (Cost $20)		30,849	21

		Shares	Value (000)
Short-Term Investments (9.1%)
Investment Company (7.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $36,549)		36,549,211	36,549

		Face Amount (000)	Value (000)
U.S. Treasury Securities (1.3%)
U.S. Treasury Bills,
0.02%, 1/30/14 (i)	$	180	180
0.03%, 1/30/14 (i)		1,810	1,810
0.06%, 1/30/14 (i)		985	985
0.07%, 1/30/14 (i)		1,002	1,002
0.06%, 4/17/14 (i)(j)		338	338

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

0.07%, 4/17/14 (i)(j)	383	383
0.08%, 4/17/14 (i)(j)	1,287	1,287

Total U.S. Treasury Securities (Cost $5,985)		5,985

Total Short-Term Investments (Cost $42,534)		42,534

Total Investments (98.3%) (Cost $407,340) (k)+		457,929

Other Assets in Excess of Liabilities (1.7%)		8,155

Net Assets (100.0%)		$466,084

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2013.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2013. Maturity date disclosed is the ultimate maturity date.
(e)	Non-income producing security.
(f)	Security trades on the Hong Kong exchange.
(g)	For the three months ended December 31, 2013, the cost of purchases in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $3,000.
(h)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(i)	Rate shown is the yield to maturity at December 31, 2013.
(j)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
+	At December 31, 2013, the U.S. Federal income tax cost basis of investments was approximately $407,340,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $50,589,000 of which approximately $62,109,000 related to appreciated securities and approximately $11,520,000 related to depreciated securities.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
IO	Interest Only.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG London	NOK	6,800	$1,121	1/9/14	USD	1,098	$1,098	$(23)
Goldman Sachs	NOK	3,660	597	1/9/14	EUR	439	604	7
Goldman Sachs	USD	66	66	1/9/14	NOK	406	67	1
Goldman Sachs	ZAR	1,719	164	1/9/14	USD	168	168	4
HSBC Bank PLC	USD	5,265	5,265	1/9/14	EUR	3,869	5,322	57
HSBC Bank PLC	USD	735	735	1/9/14	GBP	450	745	10
JPMorgan Chase Bank	AUD	3,138	2,801	1/9/14	USD	2,851	2,851	50
JPMorgan Chase Bank	CAD	2,194	2,065	1/9/14	USD	2,072	2,072	7
JPMorgan Chase Bank	MXN	18,466	1,414	1/9/14	USD	1,403	1,403	(11)
JPMorgan Chase Bank	PLN	6,114	2,023	1/9/14	USD	1,976	1,976	(47)
JPMorgan Chase Bank	USD	12,147	12,147	1/9/14	JPY	1,242,490	11,798	(349)
JPMorgan Chase Bank	USD	664	664	1/9/14	SEK	4,372	680	16
State Street Bank and Trust Co.	USD	367	367	1/9/14	EUR	270	371	4
UBS AG	SEK	26,649	4,143	1/9/14	USD	4,075	4,075	(68)
UBS AG	USD	52	52	1/9/14	CAD	55	52	—@
UBS AG	USD	237	237	1/9/14	CHF	214	240	3
UBS AG	USD	3,052	3,052	1/9/14	EUR	2,248	3,093	41
UBS AG	USD	2,467	2,467	1/9/14	GBP	1,510	2,500	33
UBS AG	USD	1,376	1,376	1/9/14	KRW	1,458,797	1,382	6
UBS AG	USD	263	263	1/9/14	MYR	850	259	(4)
UBS AG	USD	78	78	1/9/14	NZD	96	79	1
UBS AG	USD	325	325	1/9/14	THB	10,500	319	(6)
Bank of America NA	RUB	39,708	1,205	1/16/14	USD	1,170	1,170	(35)
Bank of America NA	USD	1,402	1,402	1/16/14	CAD	1,488	1,400	(2)
Bank of America NA	USD	1,179	1,179	1/16/14	RUB	39,708	1,205	26
Bank of Montreal	TRY	1,397	649	1/16/14	USD	681	681	32
Bank of Montreal	USD	1,778	1,778	1/16/14	EUR	1,295	1,781	3
Bank of New York Mellon	USD	189	189	1/16/14	MXN	2,462	188	(1)
Barclays Bank PLC	USD	363	363	1/16/14	AUD	409	365	2
Barclays Bank PLC	USD	859	859	1/16/14	SEK	5,657	879	20
Citibank NA	IDR	8,130,411	667	1/16/14	USD	672	672	5

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Commonwealth Bank of Australia	AUD	7,074	6,311	1/16/14	USD	6,276	6,276	(35)
Commonwealth Bank of Australia	USD	1,777	1,777	1/16/14	EUR	1,295	1,781	4
Deutsche Bank AG London	CAD	541	509	1/16/14	USD	509	509	(—@ )
Deutsche Bank AG London	CHF	483	541	1/16/14	USD	543	543	2
Deutsche Bank AG London	EUR	542	745	1/16/14	USD	746	746	1
Deutsche Bank AG London	JPY	159,888	1,519	1/16/14	USD	1,557	1,557	38
Deutsche Bank AG London	USD	31,087	31,087	1/16/14	EUR	22,642	31,149	62
Deutsche Bank AG London	USD	133	133	1/16/14	HKD	1,031	133	(—@ )
Goldman Sachs	EUR	60,586	83,348	1/16/14	USD	83,178	83,178	(170)
Goldman Sachs	USD	1,796	1,796	1/16/14	EUR	1,304	1,794	(2)
Goldman Sachs	USD	1,523	1,523	1/16/14	HKD	11,806	1,523	(—@ )
JPMorgan Chase Bank	EUR	6,475	8,907	1/16/14	USD	8,889	8,889	(18)
JPMorgan Chase Bank	INR	43,621	703	1/16/14	USD	697	697	(6)
JPMorgan Chase Bank	NOK	9,322	1,536	1/16/14	USD	1,517	1,517	(19)
JPMorgan Chase Bank	USD	202	201	1/16/14	SGD	254	201	(—@ )
JPMorgan Chase Bank	ZAR	7,017	668	1/16/14	USD	675	675	7
Royal Bank of Scotland	BRL	1,584	669	1/16/14	USD	673	672	3
Royal Bank of Scotland	USD	1,239	1,239	1/16/14	ILS	4,349	1,252	13
Royal Bank of Scotland	USD	48	48	1/16/14	THB	1,550	47	(1)
State Street Bank and Trust Co.	TWD	1,405	48	1/16/14	USD	48	48	—@
State Street Bank and Trust Co.	USD	474	474	1/16/14	CHF	421	472	(2)
State Street Bank and Trust Co.	USD	523	523	1/16/14	DKK	2,839	524	1
State Street Bank and Trust Co.	USD	804	804	1/16/14	SEK	5,291	823	19
UBS AG	GBP	1,198	1,985	1/16/14	USD	1,985	1,985	—@
UBS AG	ILS	2,042	588	1/16/14	USD	582	582	(6)
UBS AG	JPY	191,061	1,814	1/16/14	USD	1,818	1,818	4
UBS AG	KRW	4,781	5	1/16/14	USD	5	5	—@
UBS AG	RUB	618,000	18,758	1/16/14	USD	18,527	18,527	(231)
UBS AG	SEK	7,354	1,143	1/16/14	USD	1,117	1,117	(26)
UBS AG	USD	529	529	1/16/14	CAD	562	528	(1)
UBS AG	USD	1,594	1,594	1/16/14	CHF	1,415	1,587	(7)
UBS AG	USD	1,345	1,345	1/16/14	EUR	980	1,348	3

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

UBS AG	USD	1,342	1,342	1/16/14	GBP	827	1,368	26
UBS AG	USD	1,703	1,703	1/16/14	NOK	10,335	1,703	—@
UBS AG	USD	305	305	1/16/14	RUB	10,096	306	1
UBS AG	USD	18,366	18,366	1/16/14	RUB	618,000	18,757	391
UBS AG	USD	1,418	1,418	1/16/14	SGD	1,784	1,414	(4)
Bank of America NA	RUB	39,708	1,198	2/20/14	USD	1,173	1,173	(25)
Bank of America NA	USD	19,739	19,739	2/20/14	RUB	657,709	19,843	104
UBS AG	RUB	618,000	18,646	2/20/14	USD	18,265	18,265	(381)
Bank of America NA	RUB	11,829	355	3/20/14	USD	357	357	2
Bank of America NA	RUB	657,709	19,757	3/20/14	USD	19,652	19,652	(105)
Bank of America NA	USD	6,476	6,476	3/20/14	RUB	215,075	6,461	(15)
Bank of America NA	USD	9,719	9,719	3/20/14	RUB	322,832	9,698	(21)
Bank of America NA	USD	3,166	3,166	3/20/14	RUB	105,387	3,165	(1)
Bank of America NA	USD	788	788	3/20/14	RUB	26,243	788	—@

			$325,561				$324,948	$(613)

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index (Netherlands)	3	$332	Jan-14	$17
CAC 40 Index (France)	7	414	Jan-14	22
Euro Stoxx 50 Index (Germany)	67	2,865	Mar-14	134
FTSE 100 Index (United Kingdom)	9	998	Mar-14	27
FTSE MIB Index (Italy)	15	1,963	Mar-14	88
MSCI Emerging Market E Mini (United States)	46	2,339	Mar-14	57
MSCI Singapore Free Index (Singapore)	36	2,084	Jan-14	74
NIKKEI 225 Index (Japan)	37	2,870	Mar-14	149
OMXS 30 (Sweden)	19	394	Jan-14	20
S&P 500 E MINI Index (United States)	714	65,727	Mar-14	1,870
U.S. Dollar Index (United States)	75	6,014	Mar-14	7
U.S. Treasury 10 yr. Note (United States)	297	36,545	Mar-14	(688)
U.S. Treasury 2 yr. Note (United States)	65	14,288	Mar-14	(28)
U.S. Treasury 5 yr. Note (United States)	37	4,415	Mar-14	(58)
U.S. Treasury Long Bond (United States)	39	5,004	Mar-14	(83)
U.S. Treasury Ultra Long Bond (United States)	155	21,119	Mar-14	(338)

Short:
ASX Spi 200 Index (Australia)	5	(594)	Mar-14	1
German Euro BOBL (Germany)	8	(1,369)	Mar-14	15
German Euro Bund (Germany)	291	(55,714)	Mar-14	1,004
IBEX 35 Index (Spain)	25	(3,394)	Jan-14	(207)
TOPIX Index (Japan)	56	(6,926)	Mar-14	(268)
U.S. Treasury 10 yr. Note (United States)	66	(8,121)	Mar-14	149
U.S. Treasury 5 yr. Note (United States)	50	(5,966)	Mar-14	73

				$2,037

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Receive	2.04%	2/13/23	$3,010	$206
Barclays Bank	3 Month LIBOR	Receive	2.90	5/13/43	1,530	286
Deutsche Bank	3 Month LIBOR	Receive	2.80	5/1/43	1,215	249
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	3,740	240
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.48	8/1/15	15,172	(45)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.75	11/20/23	6,360	167
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	1,810	119

						$1,222

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at December 31, 2013:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Merrill Lynch U.S. REIT Custom Basket	$6,338	3-Month USD-LIBOR minus 0.10%	Pay	7/8/14	$1
Bank of America	Merrill Lynch U.S. REIT Custom Basket	3,194	3-Month USD-LIBOR minus 0.10%	Pay	7/11/14	1
Bank of America	Merrill Lynch Custom European Stock Index	9,985	3-Month EUR-EURIBOR-minus 0.28%	Pay	12/26/14	(377)
Barclays Bank	MSCI Emerging Market Index	25,658	3-Month USD-LIBOR minus 0.43%	Receive	3/5/14	(384)
Barclays Bank	Barclays Custom International Retail Basket	6,860	3-Month USD-LIBOR-minus 0.65%	Pay	10/23/14	72
Goldman Sachs	Goldman Sachs Custom Mortgage REIT Index	8,150	3-Month USD-LIBOR-minus 0.28%	Pay	8/21/14	(18)
Goldman Sachs	Goldman Sachs EU Chemicals Custom Basket	5,007	3-Month EUR-EURIBOR-minus 0.10%	Pay	10/13/14	(648)

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Goldman Sachs	Goldman Sachs Custom Client Basket	8,229	3-Month USD-LIBOR-minus 0.19%	Pay	11/24/14	(97)
Goldman Sachs	Goldman Sachs Custom Miners Index	1,734	3-Month USD-LIBOR-minus 0.51%	Pay	11/26/14	(26)
Goldman Sachs	Goldman Sachs China Retail Custom Basket	13,101	3-Month HKD-HIBOR-minus 0.65%	Pay	12/15/14	61
Goldman Sachs	Goldman Sachs India Banks Index	2,784	3-Month USD-LIBOR-minus 0.45%	Pay	12/23/14	(48)
JPMorgan Chase	MSCI U.S. REIT Index	860	3-Month USD-LIBOR-minus 0.28%	Pay	7/11/14	1
JPMorgan Chase	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	12,574	3-Month USD-LIBOR minus 0.22%	Pay	8/16/14	(306)
JPMorgan Chase	MSCI Daily Total Return Europe Net Household & Personal Products Index	1,620	3-Month USD-LIBOR minus 0.39%	Pay	8/16/14	(107)
JPMorgan Chase	JPMorgan Chase Custom Machinery Index	2,687	3-Month USD-LIBOR-minus 0.28%	Pay	11/26/14	(101)
JPMorgan Chase	MSCI China Banks Index	13,540	3-Month HKD-HIBOR-minus 0.25%	Pay	11/26/14	74
JPMorgan Chase	JPMorgan Chase Australian Banks Index	3,794	3-Month AUD-BBSW-minus 0.17%	Pay	11/27/14	(44)

						$(1,946)

BBSW	Australia’s Bank Bill Swap.
EURIBOR	Euro Interbank Offered Rate.
HIBOR	Hong Kong Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican New Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

Morgan Stanley Institutional Fund Trust - Mid Cap Growth Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (99.3%)
Advertising Agencies (1.0%)
Aimia, Inc. (Canada)	4,377,036	$80,392

Aerospace (0.5%)
TransDigm Group, Inc.	245,448	39,522

Alternative Energy (1.0%)
Range Resources Corp.	933,884	78,736

Automobiles (2.2%)
Tesla Motors, Inc. (a)(b)	1,111,490	167,146

Beverage: Soft Drinks (2.1%)
Green Mountain Coffee Roasters, Inc. (a)(b)	982,436	74,252
Monster Beverage Corp. (a)	1,318,558	89,359

		163,611

Biotechnology (5.2%)
Alnylam Pharmaceuticals, Inc. (a)	308,099	19,820
Illumina, Inc. (a)	3,500,573	387,233

		407,053

Cable Television Services (1.0%)
Charter Communications, Inc., Class A (a)	568,716	77,778

Cement (1.0%)
Martin Marietta Materials, Inc. (b)	745,945	74,550

Commercial Services (6.0%)
Gartner, Inc. (a)	3,079,381	218,790
Intertek Group PLC (United Kingdom)	3,711,411	193,473
MercadoLibre, Inc. (Brazil) (b)	513,156	55,313

		467,576

Communications Technology (3.2%)
Motorola Solutions, Inc.	3,732,587	251,950

Computer Services, Software & Systems (18.9%)
Akamai Technologies, Inc. (a)(b)	4,136,387	195,155
IHS, Inc., Class A (a)	1,599,483	191,458
LinkedIn Corp., Class A (a)	866,831	187,955
NetSuite, Inc. (a)	704,241	72,551
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	1,605,207	131,707
ServiceNow, Inc. (a)	1,472,968	82,501
SINA Corp. (China) (a)	526,095	44,323
Solera Holdings, Inc.	3,849,297	272,376
Twitter, Inc. (a)(b)	2,633,108	167,597
Workday, Inc., Class A (a)	959,524	79,794
Zynga, Inc., Class A (a)	10,839,348	41,190

		1,466,607

Computer Technology (6.1%)
ASOS PLC (United Kingdom) (a)	407,775	41,353
Dropbox, Inc. (a)(c)(d)(e) (acquisition cost - $33,909; acquired 5/1/12)	3,747,173	51,486
Stratasys Ltd. (a)	307,472	41,416

Morgan Stanley Institutional Fund Trust - Mid Cap Growth Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Yandex N.V., Class A (Russia) (a)	5,345,238	230,647
Youku Tudou, Inc. ADR (China) (a)	3,658,741	110,860

		475,762

Consumer Services: Miscellaneous (3.8%)
FleetCor Technologies, Inc. (a)	1,601,984	187,704
Qualicorp SA (Brazil) (a)	6,363,848	60,692
zulily, Inc., Class A (a)(b)	1,146,396	47,495

		295,891

Diversified Manufacturing Operations (1.1%)
Colfax Corp. (a)	1,333,968	84,960

Diversified Retail (6.4%)
Dollar Tree, Inc. (a)	3,239,049	182,747
Groupon, Inc. (a)	16,651,614	195,990
Moncler SpA (Italy) (a)	3,655,083	79,447
TripAdvisor, Inc. (a)	491,088	40,677

		498,861

Electronic Components (1.1%)
3D Systems Corp. (a)(b)	920,830	85,573

Electronic Entertainment (1.1%)
Splunk, Inc. (a)	1,213,226	83,312

Entertainment (0.6%)
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost - $38,812; acquired 3/8/12)	36,302	47,797

Financial Data & Systems (5.1%)
MSCI, Inc. (a)	4,607,196	201,427
Verisk Analytics, Inc., Class A (a)	2,995,213	196,845

		398,272

Foods (2.0%)
McCormick & Co., Inc.	2,295,439	158,202

Health Care Services (4.0%)
athenahealth, Inc. (a)	1,744,604	234,649
Stericycle, Inc. (a)	635,589	73,837

		308,486

Insurance: Property-Casualty (4.6%)
Arch Capital Group Ltd. (a)	2,857,223	170,548
Progressive Corp. (The) (b)	6,933,636	189,080

		359,628

Medical Equipment (2.9%)
Intuitive Surgical, Inc. (a)	578,075	222,027

Personal Care (0.4%)
Sally Beauty Holdings, Inc. (a)	1,112,867	33,642

Pharmaceuticals (6.1%)
Endo Health Solutions, Inc. (a)	2,950,544	199,044
Ironwood Pharmaceuticals, Inc. (a)	3,668,076	42,586

Morgan Stanley Institutional Fund Trust - Mid Cap Growth Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Mead Johnson Nutrition Co.	2,748,311	230,199

		471,829

Recreational Vehicles & Boats (3.0%)
Edenred (France)	6,890,381	230,626

Restaurants (4.8%)
Dunkin’ Brands Group, Inc.	3,967,298	191,224
Panera Bread Co., Class A (a)	1,011,029	178,638

		369,862

Semiconductors & Components (0.9%)
First Solar, Inc. (a)	1,223,021	66,826

Specialty Retail (0.9%)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	682,141	65,840

Textiles, Apparel & Shoes (2.3%)
Carter’s, Inc.	2,532,127	181,781

Total Common Stocks (Cost $5,414,624)		7,714,098

Convertible Preferred Stocks (0.1%)
Communications Technology (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(c)(d)(e) (acquisition cost - $18,817; acquired 12/2/11)	571,575	691

Computer Technology (0.1%)
Dropbox, Inc. Series A (a)(c)(d)(e) (acquisition cost - $3,365; acquired 5/25/12)	371,814	5,109

Total Convertible Preferred Stocks (Cost $22,182)		5,800

Preferred Stocks (0.4%)
Computer Services, Software & Systems (0.2%)
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost - $11,738; acquired 7/19/12)	3,835,908	13,464
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost - $3,519; acquired 10/25/13)	1,002,564	3,519
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost - $3,519; acquired 10/25/13)	1,002,564	3,519

		20,502

Diversified Retail (0.2%)
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost - $13,007; acquired 10/4/13)	566,827	13,428

Total Preferred Stocks (Cost $31,783)		33,930

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
USD/CNY December 2014 CNY @ 6.50	1,060,534,647	1,779
USD/CNY December 2014 CNY @ 6.50	85,254,479	140
USD/CNY December 2014 CNY @ 6.50	1,194,070,384	2,029

Total Call Options Purchased (Cost $7,364)		3,948

Morgan Stanley Institutional Fund Trust - Mid Cap Growth Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

	Shares	Value (000)
Short-Term Investments (7.8%)
Securities held as Collateral on Loaned Securities (6.2%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	413,216,728	413,217

	Face Amount (000)	Value (000)
Repurchase Agreements (0.9%)
BNP Paribas Securities Corp., (0.01%, dated 12/31/13, due 1/2/14; proceeds $37,219; fully collateralized by various U.S. Government Obligations; 0.63% - 3.63% due 8/15/16 - 2/15/21; valued at $37,964)	$37,219	37,219
Merrill Lynch & Co., Inc., (0.18%, dated 12/31/13, due 1/2/14; proceeds $26,585; fully collateralized by various Common Stocks and Exchange Traded Funds; valued at $28,728)	26,585	26,585

		63,804

Total Securities held as Collateral on Loaned Securities (Cost $477,021)		477,021

	Shares	Value (000)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $126,791)	126,790,669	126,791

Total Short-Term Investments (Cost $603,812)		603,812

Total Investments (107.7%) (Cost $6,079,765) Including $594,343 of Securities Loaned (b)+		8,361,588

Liabilities in Excess of Other Assets (-7.7%)		(595,402)

Net Assets (100.0%)		$7,766,186

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2013 were approximately $594,343,000 and $598,241,000, respectively. The Portfolio received cash collateral of approximately $491,599,000, of which $477,021,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At December 31, 2013, there was uninvested cash collateral of approximately $14,578,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $106,641,000 was received in the form of a Common Stock and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to approximately $139,013,000 and represents 1.8% of net assets.
(d)	At December 31, 2013, the Portfolio held fair valued securities valued at approximately $139,013,000, representing 1.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(e)	Security has been deemed illiquid at December 31, 2013.

Morgan Stanley Institutional Fund Trust - Mid Cap Growth Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

(f)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
+	At December 31, 2013, the U.S. Federal income tax cost basis of investments was approximately $6,079,765,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,281,823,000 of which approximately $2,394,244,000 related to appreciated securities and approximately $112,421,000 related to depreciated securities.
ADR	American Depositary Receipt.
CNY	— Chinese Yuan Renminbi
USD	— United States Dollar

Morgan Stanley Institutional Fund Trust - Core Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited)

		Face Amount (000)		Value (000)

Fixed Income Securities (96.2%)
Agency Fixed Rate Mortgages (18.4%)
Federal Home Loan Mortgage Corporation, Gold Pools:
4.00%, 12/1/41 – 11/1/42	$	924	$	945
5.00%, 10/1/35		359		388
6.00%, 5/1/37 – 11/1/37		93		103
7.50%, 5/1/35		44		51
8.00%, 8/1/32		24		28
8.50%, 8/1/31		39		47
March TBA:
3.50%, 3/1/44 (a)		210		207
Federal National Mortgage Association, Conventional Pools:
3.50%, 12/1/42		892		876
4.00%, 11/1/41 – 12/1/41		964		995
4.50%, 8/1/40 – 7/1/41		1,215		1,289
5.50%, 4/1/34 – 2/1/38		664		732
6.00%, 1/1/38		75		83
6.50%, 7/1/29 – 2/1/33		211		239
7.00%, 10/1/31 – 12/1/31		1		1
7.50%, 8/1/37		77		90
8.00%, 4/1/33		55		65
8.50%, 10/1/32		56		67
March TBA:
3.50%, 3/1/44 (a)		429		423
4.50%, 3/1/44 (a)		230		242
5.00%, 3/1/44 (a)		259		280
Government National Mortgage Association, February TBA:
5.00%, 2/20/44 (a)		470		509
March TBA:
3.50%, 3/20/44 (a)		812		814
4.50%, 3/20/44 (a)		320		340
Various Pool:
3.50%, 11/20/42		—@		—@

				8,814

Asset-Backed Securities (4.2%)
Ally Master Owner Trust
1.54%, 9/15/19		170		169
Brazos Higher Education Authority
1.09%, 7/25/29 (b)		325		328
CVS Pass-Through Trust
6.04%, 12/10/28		109		121
Discover Card Execution Note Trust
0.52%, 8/15/16 (b)		300		300
Enterprise Fleet Financing LLC,
1.43%, 10/20/16 (c)		16		16
1.62%, 5/20/17 (c)		36		36
Ford Credit Floorplan Master Owner Trust
2.12%, 2/15/16		175		175
Louisiana Public Facilities Authority
Zero Coupon, 4/26/27 (b)		325		328
North Carolina State Education Assistance Authority
1.14%, 1/26/26 (b)		225		226

Morgan Stanley Institutional Fund Trust - Core Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Panhandle-Plains Higher Education Authority, Inc.
1.20%, 7/1/24 (b)	125	125
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (c)	188	188

		2,012

Collateralized Mortgage Obligations - Agency Collateral Series (10.8%)
Federal Home Loan Mortgage Corporation,
1.88%, 5/25/19	230	226
2.09%, 3/25/19	159	158
2.32%, 10/25/18	155	157
2.57%, 9/25/22	281	264
2.70%, 5/25/18	335	346
2.79%, 1/25/22	300	292
2.97%, 10/25/21	300	297
3.87%, 4/25/21	325	342
IO
0.67%, 1/25/21 (b)	2,232	75
IO PAC REMIC
6.30%, 6/15/40 (b)	1,472	250
IO REMIC
5.83%, 11/15/43 (b)	968	135
5.88%, 4/15/39 (b)	700	128
IO STRIPS
8.00%, 1/1/28	16	4
REMIC
3.50%, 12/15/42	204	172
Federal National Mortgage Association,
3.76%, 6/25/21	110	114
IO
6.23%, 9/25/20 (b)	1,726	408
IO REMIC
5.84%, 8/25/42 (b)	1,181	236
6.44%, 9/25/38 (b)	504	99
REMIC
9.27%, 10/25/41 (b)(d)	101	98
Government National Mortgage Association,
IO
0.84%, 8/20/58 (b)	2,964	91
1.32%, 4/16/53 (b)	4,267	293
3.50%, 5/20/43	608	145
5.00%, 2/16/41	134	31
5.88%, 11/16/40 (b)	903	177
5.93%, 7/16/33 – 8/16/42 (b)	2,270	356
5.98%, 6/20/43 (b)	696	115
6.43%, 4/16/41 (b)	874	180

		5,189

Commercial Mortgage-Backed Securities (5.9%)
CGBAM Commercial Mortgage Trust
1.27%, 5/15/30 (b)(c)	148	148
COMM Mortgage Trust
3.28%, 1/10/46	120	114
Extended Stay America Trust
2.96%, 12/5/31 (c)	125	122
GS Mortgage Securities Corp. II,
1.02%, 11/8/29 (b)(c)	160	159
3.28%, 2/10/46	82	77
GS Mortgage Securities Trust
3.71%, 8/10/44	240	245

Morgan Stanley Institutional Fund Trust - Core Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

JP Morgan Chase Commercial Mortgage Securities Trust,
4.17%, 8/15/46	240	253
4.39%, 7/15/46 (c)	350	372
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45	162	160
Queens Center Mortgage Trust
3.28%, 1/11/37 (c)	211	194
UBS-Barclays Commercial Mortgage Trust
3.53%, 5/10/63	80	79
Wells Fargo Commercial Mortgage Trust
2.92%, 10/15/45	100	95
WF-RBS Commercial Mortgage Trust,
3.00%, 5/15/45	140	131
3.31%, 3/15/45	120	114
3.43%, 6/15/45	238	235
4.87%, 2/15/44 (b)(c)	315	344

		2,842

Corporate Bonds (32.3%)
Finance (16.1%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	120	123
ABN Amro Bank N.V.
4.25%, 2/2/17 (c)	200	215
Aegon N.V.
4.63%, 12/1/15 (e)	175	187
American International Group, Inc.,
4.88%, 6/1/22	75	81
8.25%, 8/15/18	100	125
AvalonBay Communities, Inc.
2.95%, 9/15/22 (e)	75	69
Bank of America Corp.,
5.70%, 1/24/22	225	255
MTN
3.30%, 1/11/23	100	95
Barclays Bank PLC
6.05%, 12/4/17 (c)	200	224
BNP Paribas SA
5.00%, 1/15/21 (e)	60	66
Boston Properties LP,
3.80%, 2/1/24	10	10
3.85%, 2/1/23	100	98
5.88%, 10/15/19	30	34
Brookfield Asset Management, Inc.
5.80%, 4/25/17	50	55
Citigroup, Inc.,
5.50%, 9/13/25	30	32
6.13%, 11/21/17 – 5/15/18	71	82
6.68%, 9/13/43	20	23
8.13%, 7/15/39	50	70
8.50%, 5/22/19	132	169
Commonwealth Bank of Australia
5.00%, 3/19/20 (c)(e)	75	83
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88%, 2/8/22 (e)	75	75
Coventry Health Care, Inc.
5.45%, 6/15/21	120	134
Credit Agricole SA
2.13%, 4/17/18 (c)	200	199
Credit Suisse,
5.40%, 1/14/20 (e)	85	95
6.00%, 2/15/18	60	69

Morgan Stanley Institutional Fund Trust - Core Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (c)	100	106
ERP Operating LP
3.00%, 4/15/23 (e)	155	142
General Electric Capital Corp.,
5.30%, 2/11/21 (e)	110	123
MTN
5.88%, 1/14/38	25	29
Series G
6.00%, 8/7/19	190	223
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23 (e)	90	87
6.75%, 10/1/37	105	117
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	110	124
HSBC Finance Corp.
6.68%, 1/15/21	100	115
HSBC Holdings PLC
4.00%, 3/30/22 (e)	70	72
Intesa Sanpaolo SpA
3.88%, 1/16/18	200	205
JPMorgan Chase & Co.,
3.20%, 1/25/23 (e)	445	423
3.38%, 5/1/23 (e)	50	47
National Retail Properties, Inc.
3.30%, 4/15/23 (e)	75	68
Nationwide Building Society
6.25%, 2/25/20 (c)	145	166
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (c)	125	134
Nordea Bank AB
4.88%, 5/13/21 (c)	200	207
Pacific LifeCorp
6.00%, 2/10/20 (c)	125	140
Piedmont Operating Partnership LP
3.40%, 6/1/23	100	89
Platinum Underwriters Finance, Inc., Series B
7.50%, 6/1/17	120	133
Principal Financial Group, Inc.
8.88%, 5/15/19	100	128
QBE Insurance Group Ltd.
2.40%, 5/1/18 (c)	200	192
Realty Income Corp.
4.65%, 8/1/23	100	101
Royal Bank of Scotland Group PLC
2.55%, 9/18/15 (e)	120	123
Santander Holdings USA, Inc.
3.45%, 8/27/18	40	41
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (c)	200	196
Societe Generale SA
5.20%, 4/15/21 (c)	200	220
Standard Chartered PLC
3.95%, 1/11/23 (c)	200	186
State Street Corp.
3.10%, 5/15/23	60	56
Svenska Handelsbanken AB
2.88%, 4/4/17	250	261
Swedbank AB
1.75%, 3/12/18 (c)	200	197
UnitedHealth Group, Inc.,

Morgan Stanley Institutional Fund Trust - Core Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

1.40%, 10/15/17	50	49
2.88%, 3/15/23	125	116
Vnesheconombank Via VEB Finance PLC
4.22%, 11/21/18 (c)	350	352
Wells Fargo & Co., Series M
3.45%, 2/13/23	100	95

		7,731

Industrials (13.4%)
21st Century Fox America, Inc.
6.15%, 2/15/41	75	84
Agilent Technologies, Inc.
5.50%, 9/14/15	120	129
Altera Corp.
2.50%, 11/15/18 (e)	100	99
Altria Group, Inc.,
2.85%, 8/9/22	55	51
5.38%, 1/31/44	55	55
Amazon.com, Inc.
1.20%, 11/29/17	150	147
American Tower Corp.
3.50%, 1/31/23	100	91
Amgen, Inc.
5.15%, 11/15/41	50	50
Apple, Inc.
2.40%, 5/3/23	125	113
AT&T, Inc.
6.30%, 1/15/38	120	133
Baidu, Inc.
3.25%, 8/6/18	225	228
Barrick Gold Corp.
4.10%, 5/1/23	50	45
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23 (e)	100	101
BP Capital Markets PLC
3.25%, 5/6/22	125	121
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (c)	125	150
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23 (e)	200	179
ConAgra Foods, Inc.,
3.20%, 1/25/23	40	37
4.65%, 1/25/43	50	46
ConocoPhillips
6.50%, 2/1/39	25	31
Deere & Co.
3.90%, 6/9/42	50	44
Deutsche Telekom International Finance BV
8.75%, 6/15/30	65	92
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22 (e)	50	48
Experian Finance PLC
2.38%, 6/15/17 (c)	210	207
Fiserv, Inc.
3.13%, 6/15/16	80	84
Ford Motor Credit Co., LLC
4.21%, 4/15/16	200	213
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 3/15/23	20	19

Morgan Stanley Institutional Fund Trust - Core Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

GlaxoSmithKline Capital, Inc.
4.20%, 3/18/43 (e)	25	23
Glencore Funding LLC,
2.50%, 1/15/19 (c)(e)	80	78
4.13%, 5/30/23 (c)	55	51
Goldcorp, Inc.
3.70%, 3/15/23	100	90
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (c)	105	121
Heathrow Funding Ltd.
4.88%, 7/15/21 (c)(e)	170	179
Hewlett-Packard Co.
4.65%, 12/9/21 (e)	40	41
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)	85	96
Intel Corp.
2.70%, 12/15/22 (e)	100	92
Lowe’s Cos., Inc.
5.00%, 9/15/43	50	51
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (c)	150	150
Merck & Co., Inc.
2.80%, 5/18/23	100	93
Murphy Oil Corp.
3.70%, 12/1/22	75	69
NBC Universal Media LLC,
2.88%, 1/15/23 (e)	175	162
5.95%, 4/1/41	50	55
NetApp, Inc.
2.00%, 12/15/17	50	50
Oracle Corp.
3.63%, 7/15/23	130	129
Packaging Corp. of America
4.50%, 11/1/23	70	70
Philip Morris International, Inc.
2.50%, 8/22/22	130	119
Qtel International Finance Ltd.
3.25%, 2/21/23 (c)	200	180
Sanofi
4.00%, 3/29/21	135	142
SK Telecom Co., Ltd.
2.13%, 5/1/18 (c)	200	195
Statoil ASA
5.25%, 4/15/19	100	113
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	75	73
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	70	64
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	180	177
Thermo Fisher Scientific, Inc.
4.15%, 2/1/24	60	60
United Technologies Corp.
4.50%, 6/1/42	40	39
Vale Overseas Ltd.
5.63%, 9/15/19	85	93
Verizon Communications, Inc.,
3.85%, 11/1/42	50	41
6.55%, 9/15/43	250	294
Viacom, Inc.
5.85%, 9/1/43	100	106

Morgan Stanley Institutional Fund Trust - Core Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Volkswagen International Finance N.V.
2.38%, 3/22/17 (c)	115	118
Weatherford International Ltd.
4.50%, 4/15/22 (e)	100	101
Wesfarmers Ltd.,
1.87%, 3/20/18 (c)	55	54
2.98%, 5/18/16 (c)	85	88
WPP Finance 2010
3.63%, 9/7/22	150	145

		6,399

Utilities (2.8%)
Buckeye Partners LP
4.15%, 7/1/23	75	72
CEZ AS
4.25%, 4/3/22 (c)	200	201
Enterprise Products Operating LLC, Series N
6.50%, 1/31/19	10	12
Exelon Generation Co., LLC
6.25%, 10/1/39	140	142
Jersey Central Power & Light Co.
4.70%, 4/1/24 (c)	175	174
Kinder Morgan Energy Partners LP,
3.50%, 9/1/23	50	46
5.95%, 2/15/18	160	182
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	60	71
8.75%, 5/1/19	65	83
PPL WEM Holdings PLC
3.90%, 5/1/16 (c)	150	157
State Grid Overseas Investment
2013 Ltd. 3.13%, 5/22/23 (c)	200	183

		1,323

		15,453

Municipal Bonds (0.9%)
City of Chicago, IL, O’Hare International Airport Revenue
6.40%, 1/1/40	40	45
City of New York, NY, Series G-1
5.97%, 3/1/36	85	96
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	130	150
Municipal Electric Authority of Georgia
6.66%, 4/1/57	155	162

		453

Sovereign (4.4%)
Banco Nacional de Desenvolvimento, Economico e Social
5.50%, 7/12/20 (c)(e)	150	154
Bermuda Government International Bond
4.85%, 2/6/24 (c)	200	201
Brazilian Government International Bond
4.88%, 1/22/21	120	127
Caixa Economica Federal
3.50%, 11/7/22 (c)	150	122

Morgan Stanley Institutional Fund Trust - Core Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Credit Mutuel - CIC Home Loan SFH
1.50%, 11/16/17 (c)(e)	200	199
KazMunayGas National Co., JSC
6.38%, 4/9/21 (c)(e)	200	218
Mexico Government International Bond
3.63%, 3/15/22 (e)	370	371
Peruvian Government International Bond
8.75%, 11/21/33	110	157
Petroleos Mexicanos
4.88%, 1/24/22	250	257
Poland Government International Bond
5.00%, 3/23/22	290	311

		2,117

U.S. Agency Securities (1.7%)
Federal Home Loan Mortgage Corporation
1.25%, 10/2/19	700	664
Federal National Mortgage Association
6.63%, 11/15/30	100	130

		794

U.S. Treasury Securities (17.6%)
U.S. Treasury Bonds,
2.75%, 11/15/42	1,450	1,147
3.00%, 5/15/42	1,280	1,074
U.S. Treasury Notes,
0.63%, 8/15/16	1,900	1,901
0.88%, 1/31/17	2,200	2,202
2.25%, 3/31/16	2,025	2,106

		8,430

Total Fixed Income Securities (Cost $46,180)		46,104

	Shares	Value (000)

Short-Term Investments (15.2%)
Securities held as Collateral on Loaned Securities (7.0%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	2,763,377	2,763

	Face Amount (000)	Value (000)

Repurchase Agreements (1.3%)
Barclays Capital, Inc., (0.01%, dated 12/31/13, due 1/2/14; proceeds $560; fully collateralized by a U.S. Government Obligation; 1.00% due 3/31/17; valued at $571)	$560	560
BNP Paribas Securities Corp., (0.01%, dated 12/31/13, due 1/2/14; proceeds $49; fully collateralized by a U.S. Government Obligation; 3.63% due 2/15/21; valued at $50)	49	49

		609

Total Securities held as Collateral on Loaned Securities (Cost $3,372)		3,372

Morgan Stanley Institutional Fund Trust - Core Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

	Shares	Value (000)

Investment Company (5.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $2,668)	2,667,950	2,668

	Face Amount (000)	Value (000)

U.S. Treasury Securities (2.6%)
U.S. Treasury Bills,
0.06%, 5/29/14 (g)	$1,000	1,000
0.08%, 4/17/14 (g)(h)	230	230

Total U.S. Treasury Securities (Cost $1,230)		1,230

Total Short-Term Investments (Cost $7,270)		7,270

Total Investments (111.4%) (Cost $53,450) Including $3,532 of Securities Loaned (i)+		53,374

Liabilities in Excess of Other Assets (-11.4%)		(5,466)

Net Assets (100.0%)		$47,908

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2013.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2013.
(e)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2013 were approximately $3,532,000 and $3,606,000, respectively. The Portfolio received cash collateral of approximately $3,526,000, of which $3,372,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of December 31, 2013, there was uninvested cash collateral of approximately $154,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $80,000 in the form of U.S government agencies and U.S. government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(f)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(g)	Rate shown is the yield to maturity at December 31, 2013.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
+	At December 31, 2013, the U.S. Federal income tax cost basis of investments was approximately $53,450,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $76,000 of which approximately $1,129,000 related to appreciated securities and approximately $1,205,000 related to depreciated securities.
@	Face Amount/Value is less than $500.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Morgan Stanley Institutional Fund Trust - Core Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	34	$7,473	Mar-14	$(14)
U.S. Treasury Long Bond	16	2,053	Mar-14	(35)
U.S. Treasury Ultra Long Bond	7	954	Mar-14	(15)

Short:
U.S. Treasury 10 yr. Note	15	(1,846)	Mar-14	35
U.S. Treasury 5 yr. Note	8	(954)	Mar-14	12

				$(17)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid/Received (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank
Alcoa, Inc.	Buy	$130	1.00%	9/20/18	$13	$(10)	$3	BBB-
Barclays Bank
Quest Diagnostics Inc.	Buy	250	1.00	12/20/18	—	3	3	BBB+
Barclays Bank
Yum! Brands, Inc.	Buy	250	1.00	12/20/18	(4)	(2)	(6)	BBB
JPMorgan Chase
CDX.NA.IG.20	Sell	500	1.00	6/20/18	3	7	10	NR
JPMorgan Chase
CDX.NA.IG.20	Sell	110	1.00	6/20/18	1	1	2	NR
JPMorgan Chase
Kohl’s Corporation	Buy	275	1.00	6/20/18	16	(16)	—@	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.IG.21	Sell	250	1.00	12/20/18	3	1	4	NR

		$1,765			$32	$(16)	$16

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Receive	2.10%	2/5/23	$750	$47
Barclays Bank	3 Month LIBOR	Receive	2.90	5/13/43	630	118
Deutsche Bank	3 Month LIBOR	Receive	2.80	5/1/43	640	131
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	1,190	76
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.48	8/1/15	6,234	(19)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.75	11/20/23	2,680	71
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	1,200	79

						$503

Morgan Stanley Institutional Fund Trust - Core Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
†	Credit Rating as issued by Standard and Poor’s.
@	Value is less than $500.

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.1%)
Agency Adjustable Rate Mortgage (0.8%)
Federal National Mortgage Association, Conventional Pool
2.34%, 5/1/35	$1,328	$1,411

Agency Fixed Rate Mortgages (21.9%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
12.00%, 2/1/15	—@	— @
13.00%, 6/1/19	—@	— @
Gold Pools:
5.00%, 10/1/35	135	146
6.00%, 10/1/36 – 8/1/38	760	842
6.50%, 3/1/16 – 8/1/33	343	382
7.00%, 6/1/28 – 11/1/31	90	96
March TBA:
3.50%, 3/1/44 (a)	380	375
Federal National Mortgage Association, Conventional Pools:
3.50%, 12/1/42	3,478	3,414
4.00%, 11/1/41 – 7/1/43	6,812	7,030
5.00%, 3/1/41	596	650
5.50%, 6/1/35 – 5/1/41	2,731	3,020
6.50%, 11/1/23 – 1/1/34	2,970	3,331
7.00%, 11/1/17 – 1/1/34	497	545
8.50%, 1/1/15	1	1
9.50%, 4/1/30	472	564
12.00%, 11/1/15	10	10
12.50%, 9/1/15	1	1
February TBA:
3.00%, 2/1/29 (a)	1,710	1,742
March TBA:
3.50%, 3/1/44 (a)	2,087	2,061
4.50%, 3/1/44 (a)	3,600	3,791
5.00%, 3/1/44 (a)	3,331	3,597
Government National Mortgage Association, March TBA:
3.50%, 3/1/44 (a)	3,130	3,137
4.50%, 3/1/44 (a)	3,660	3,890
Various Pools:
4.00%, 8/20/41 – 3/20/43	1,740	1,812

		40,437

Asset-Backed Securities (1.3%)
Contimortgage Home Equity Trust
8.10%, 8/15/25	34	34
CVS Pass-Through Trust
6.04%, 12/10/28	454	500
Mid-State Trust IV
8.33%, 4/1/30	23	24
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	563	563
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	1,134	1,188

		2,309

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Collateralized Mortgage Obligations - Agency Collateral Series (6.0%)
Federal Home Loan Mortgage Corporation,
IO
0.67%, 1/25/21 (c)	9,897	333
IO PAC REMIC
6.30%, 6/15/40 (c)	8,411	1,426
IO REMIC
5.83%, 11/15/43 (c)	3,758	523
5.88%, 4/15/39 (c)	2,970	543
IO STRIPS
7.50%, 12/1/29	67	18
8.00%, 1/1/28	115	31
PAC REMIC
9.50%, 4/15/20	1	1
REMIC
3.50%, 12/15/42	835	706
Federal National Mortgage Association,
IO
6.23%, 9/25/20 (c)	5,081	1,201
IO PAC REMIC
8.00%, 9/18/27	285	62
IO REMIC
5.00%, 8/25/37	187	2
5.84%, 8/25/42 (c)	1,927	385
6.00%, 7/25/33	273	50
6.44%, 9/25/38 (c)	2,396	470
IO STRIPS
6.50%, 9/1/29 – 12/1/29	1,239	270
8.00%, 4/1/24	331	79
8.50%, 10/1/25	97	28
9.00%, 11/1/26	92	21
REMIC
7.00%, 9/25/32	541	622
9.27%, 10/25/41 (c)(d)	449	436
63.56%, 9/25/20 (c)(d)	5	9
Government National Mortgage Association,
IO
3.50%, 5/20/43	2,522	602
5.00%, 2/16/41	701	164
5.88%, 11/16/40 (c)	3,960	777
5.93%, 7/16/33 (c)	6,346	934
5.98%, 6/20/43 (c)	2,700	448
6.43%, 4/16/41 (c)	4,809	991

		11,132

Commercial Mortgage-Backed Securities (3.5%)
CGBAM Commercial Mortgage Trust
3.02%, 5/15/30 (b)(c)	340	342
Commercial Mortgage Pass-Through Certificates,
4.26%, 7/10/45 (b)(c)	493	463
5.05%, 8/10/46 (b)(c)	800	720
IO
0.42%, 7/10/45 (c)	16,458	284
Commercial Mortgage Trust
5.48%, 3/10/39	450	480
DBUBS Mortgage Trust
5.44%, 7/10/44 (b)(c)	325	347
FREMF Mortgage Trust
3.54%, 10/25/46 (b)(c)	825	675

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

GS Mortgage Securities Corp. II
2.77%, 11/8/29 (b)(c)	500	499
GS Mortgage Securities Trust
4.78%, 8/10/46 (b)(c)	500	443
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.59%, 4/15/46 (c)	6,956	311
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	966	954
3.71%, 3/15/45 (c)	140	133
4.99%, 9/15/46 (b)(c)	805	717

		6,368

Corporate Bonds (35.6%)
Finance (15.4%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	490	504
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	600	645
Aegon N.V.
4.63%, 12/1/15	480	512
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	275	277
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	250	232
American International Group, Inc.,
4.88%, 6/1/22 (e)	275	296
6.40%, 12/15/20	375	444
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)	400	401
Bank of America Corp.,
MTN
3.30%, 1/11/23	660	626
Barclays Bank PLC
6.05%, 12/4/17 (b)	650	729
BNP Paribas SA
5.00%, 1/15/21 (e)	175	192
Boston Properties LP
3.80%, 2/1/24	175	168
Brookfield Asset Management, Inc.
5.80%, 4/25/17	235	257
Capital One Bank, USA NA
3.38%, 2/15/23	366	341
Citigroup, Inc.,
4.05%, 7/30/22	165	163
5.50%, 9/13/25	120	127
6.68%, 9/13/43	120	139
8.13%, 7/15/39	175	246
CNA Financial Corp.
5.75%, 8/15/21	315	354
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)(e)	300	332
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.75%, 12/1/43	340	362
Coventry Health Care, Inc.
5.45%, 6/15/21	540	602
Credit Agricole SA
2.13%, 4/17/18 (b)	275	274
Credit Suisse AG
6.50%, 8/8/23 (b)	425	453

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Deutsche Bank AG
4.30%, 5/24/28 (c)	395	358
Discover Bank
7.00%, 4/15/20	250	291
General Electric Capital Corp.,
MTN
5.88%, 1/14/38	235	269
Series G
6.00%, 8/7/19	694	815
Genworth Holdings, Inc.
7.20%, 2/15/21	375	436
Goldman Sachs Group, Inc. (The),
2.38%, 1/22/18	105	106
3.63%, 1/22/23 (e)	390	378
6.75%, 10/1/37	490	547
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	472
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	645	726
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	813	924
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	350	323
HSBC Finance Corp.
6.68%, 1/15/21	420	483
HSBC Holdings PLC
4.00%, 3/30/22 (e)	275	283
ING Bank N.V.
5.80%, 9/25/23 (b)(e)	520	545
ING US, Inc.
5.50%, 7/15/22	400	436
Intesa Sanpaolo SpA
3.88%, 1/16/18	580	595
JBS Investments GmbH
7.75%, 10/28/20 (b)(e)	200	203
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	380	397
JPMorgan Chase & Co.,
3.20%, 1/25/23 (e)	690	655
3.38%, 5/1/23 (e)	525	490
4.63%, 5/10/21	380	410
Kilroy Realty LP
3.80%, 1/15/23	325	304
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	490	543
Mallinckrodt International Finance SA
4.75%, 4/15/23 (b)	425	393
Markel Corp.
3.63%, 3/30/23	450	424
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	408	483
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (b)(e)	485	473
National Retail Properties, Inc.
3.30%, 4/15/23 (e)	350	318
Nationwide Building Society
6.25%, 2/25/20 (b)	645	739
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	450	484

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

PHH Corp.
4.00%, 9/1/14	287	307
Piedmont Operating Partnership LP
3.40%, 6/1/23	425	378
Platinum Underwriters Finance, Inc., Series B
7.50%, 6/1/17	791	875
Principal Financial Group, Inc.
1.85%, 11/15/17	575	570
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	550	570
Realty Income Corp.
3.25%, 10/15/22	400	367
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	250	252
Santander Holdings USA, Inc.
3.45%, 8/27/18	170	175
Societe Generale SA
5.20%, 4/15/21 (b)(e)	455	501
Standard Chartered PLC
3.95%, 1/11/23 (b)	310	288
Swedbank AB
2.13%, 9/29/17 (b)	460	461
UnitedHealth Group, Inc.
2.88%, 3/15/23	425	396
Wells Fargo & Co., Series M
3.45%, 2/13/23 (e)	320	303

		28,422

Industrials (18.0%)
21st Century Fox America, Inc.
6.15%, 2/15/41	350	391
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	600	627
Allegheny Technologies, Inc.
4.25%, 6/1/14	297	308
Altria Group, Inc.
5.38%, 1/31/44	285	287
American Tower Corp.
3.50%, 1/31/23	455	416
Amgen, Inc.
5.15%, 11/15/41	198	198
Apple, Inc.
2.40%, 5/3/23	525	473
ARAMARK Corp.
5.75%, 3/15/20 (b)	410	431
ArcelorMittal
10.35%, 6/1/19	316	401
Archer-Daniels-Midland Co.
0.88%, 2/15/14 (e)	388	411
AT&T, Inc.
6.30%, 1/15/38	350	388
Barrick Gold Corp.
4.10%, 5/1/23	255	231
BE Aerospace, Inc.
5.25%, 4/1/22	200	204
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23	370	372

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Bombardier, Inc.
6.13%, 1/15/23 (b)(e)	400	399
Boston Scientific Corp.,
4.13%, 10/1/23	250	248
6.00%, 1/15/20	480	552
BP Capital Markets PLC
3.25%, 5/6/22	600	583
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (b)	425	510
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	325	305
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (e)	260	289
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23 (e)	540	483
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22 (e)	175	168
Eldorado Gold Corp.
6.13%, 12/15/20 (b)	380	368
Exide Technologies
8.63%, 2/1/18 (e)(f)(g)	219	158
Experian Finance PLC
2.38%, 6/15/17 (b)	635	626
Fiserv, Inc.
3.13%, 6/15/16	360	376
Ford Motor Credit Co., LLC
4.21%, 4/15/16	860	917
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 3/15/23	220	208
General Motors Co.
4.88%, 10/2/23 (b)	375	382
GlaxoSmithKline Capital, Inc.
4.20%, 3/18/43 (e)	50	46
Glencore Funding LLC,
2.50%, 1/15/19 (b)(e)	335	325
4.13%, 5/30/23 (b)	190	178
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	630	729
HCA, Inc.
4.75%, 5/1/23	445	419
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)(e)	525	552
Hewlett-Packard Co.
4.65%, 12/9/21 (e)	155	160
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	483	547
Host Hotels & Resorts LP,
Series D 3.75%, 10/15/23	150	139
Intel Corp.,
2.70%, 12/15/22 (e)	400	369
2.95%, 12/15/35 (e)	356	400
International Game Technology
3.25%, 5/1/14 (e)	305	324
Kinross Gold Corp.
5.13%, 9/1/21 (e)	520	498
Lam Research Corp.
1.25%, 5/15/18 (e)	304	371
Lowe’s Cos., Inc.
5.00%, 9/15/43	150	154

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

MasTec, Inc.
4.88%, 3/15/23	395	374
MDC Partners, Inc.
6.75%, 4/1/20 (b)	420	442
MetroPCS Wireless, Inc.
6.25%, 4/1/21 (b)	545	568
Murphy Oil Corp.
3.70%, 12/1/22	345	319
NBC Universal Media LLC
2.88%, 1/15/23 (e)	250	232
NetApp, Inc.
2.00%, 12/15/17	200	199
NOVA Chemicals Corp.
5.25%, 8/1/23 (b)	375	387
Nuance Communications, Inc.
2.75%, 11/1/31	286	281
NVIDIA Corp.
1.00%, 12/1/18 (b)(e)	550	566
ON Semiconductor Corp., Series B
2.63%, 12/15/26	290	320
Packaging Corp. of America
4.50%, 11/1/23	270	271
Philip Morris International, Inc.
2.50%, 8/22/22	495	452
Pioneer Natural Resources Co.
7.50%, 1/15/20	375	455
Qtel International Finance Ltd.
3.25%, 2/21/23 (b)	450	404
QVC, Inc.
4.38%, 3/15/23	400	375
RR Donnelley & Sons Co.
7.88%, 3/15/21	345	385
SanDisk Corp.
0.50%, 10/15/20 (b)	375	373
Silgan Holdings, Inc.
5.50%, 2/1/22 (b)	500	498
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 5/17/22 (b)	500	485
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	195
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	300	292
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	280	254
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	720	707
Thermo Fisher Scientific, Inc.
4.15%, 2/1/24	220	218
Time Warner Cable, Inc.
4.50%, 9/15/42	175	133
Transocean, Inc.
6.38%, 12/15/21	275	310
United States Steel Corp.
4.00%, 5/15/14	307	329
United Technologies Corp.
4.50%, 6/1/42	165	161
Verisk Analytics, Inc.
5.80%, 5/1/21	550	595
Verizon Communications, Inc.,
3.85%, 11/1/42	300	246

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

6.55%, 9/15/43	925	1,086
Viacom, Inc.
5.85%, 9/1/43	425	448
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	550	565
Wal-Mart Stores, Inc.
5.25%, 9/1/35	290	316
Weatherford International Ltd.
4.50%, 4/15/22 (e)	400	403
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	390	406
WMG Acquisition Corp.
6.00%, 1/15/21 (b)(e)	436	455
WPP Finance 2010
3.63%, 9/7/22	550	531
Wyndham Worldwide Corp.
4.25%, 3/1/22	680	665
Yahoo!, Inc. Zero Coupon, 12/1/18 (b)	550	571

		33,193

Utilities (2.2%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23 (e)	425	412
CEZ AS
4.25%, 4/3/22 (b)	210	211
DCP Midstream Operating LP
3.88%, 3/15/23 (e)	375	346
Delmarva Power & Light Co.
4.00%, 6/1/42	475	423
Exelon Generation Co., LLC
6.25%, 10/1/39	445	452
Jersey Central Power & Light Co.
4.70%, 4/1/24 (b)	700	694
Kinder Morgan, Inc.
5.63%, 11/15/23 (b)	230	224
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	264	311
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	375	392
State Grid Overseas Investment 2013 Ltd.
3.13%, 5/22/23 (b)	540	495

		3,960

		65,575

Mortgages - Other (9.9%)
Alternative Loan Trust
6.00%, 2/25/37	108	86
Banc of America Alternative Loan Trust,
5.50%, 10/25/35	2,419	2,219
5.86%, 10/25/36	970	718
5.91%, 10/25/36 (c)	1,691	1,251
6.00%, 4/25/36	521	541
Banc of America Funding Trust,
0.46%, 7/20/36 (c)	720	632
0.53%, 8/25/36 (c)	121	101
Chaseflex Trust
6.00%, 2/25/37	1,526	1,293

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

First Horizon Alternative Mortgage Securities Trust
6.25%, 8/25/36		941	800
GSMSC Pass-Through Trust
7.50%, 9/25/36 (b)(c)		1,154	927
JP Morgan Mortgage Trust,
5.32%, 6/25/37 (c)		365	318
6.00%, 6/25/37		460	459
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36		1,988	1,947
6.50%, 9/25/37		2,050	1,682
RALI Trust,
0.34%, 12/25/36 (c)		571	400
0.35%, 12/25/36 (c)		552	386
5.50%, 12/25/34		1,498	1,449
6.00%, 11/25/36		306	235
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)		860	845
WaMu Mortgage Pass-Through Certificates Trust,
0.91%, 4/25/47 (c)		762	598
1.12%, 7/25/46 (c)		1,693	1,401

			18,288

Municipal Bonds (1.1%)
City of Chicago, IL, O’Hare International Airport Revenue
6.40%, 1/1/40		255	285
City of New York, NY, Series G-1
5.97%, 3/1/36		270	305
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34		477	550
Municipal Electric Authority of Georgia,
6.64%, 4/1/57		283	299
6.66%, 4/1/57		320	336
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27		320	344

			2,119

Sovereign (6.1%)
Banco Nacional de Desenvolvimento, Economico e Social
5.50%, 7/12/20 (b)		580	595
Brazilian Government International Bond
8.50%, 1/5/24 (e)	BRL	1,900	709
Caixa Economica Federal
3.50%, 11/7/22 (b)(e)		$410	334
Hellenic Republic Government Bond
2.00%, 2/24/25 (h)	EUR	1,970	1,704
KazMunayGas National Co., JSC
6.38%, 4/9/21 (b)(e)		$900	981
Mexican Bonos
6.50%, 6/9/22	MXN	13,000	1,009
Mexico Government International Bond
3.63%, 3/15/22 (e)		$550	552
Petroleos Mexicanos
4.88%, 1/24/22 (e)		1,000	1,030
Poland Government International Bond
5.00%, 3/23/22		1,000	1,071

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Portugal Obrigacoes do Tesouro OT,
4.45%, 6/15/18 (b)	EUR	1,000	1,362
4.95%, 10/25/23 (b)		375	477
Russian Foreign Bond - Eurobond
4.50%, 4/4/22 (b)(e)	$	800	812
Spain Government International Bond
4.00%, 3/6/18 (b)		650	663

			11,299

U.S. Agency Securities (1.8%)
Federal Home Loan Mortgage Corporation,
3.75%, 3/27/19		2,520	2,750
6.75%, 3/15/31		470	624

			3,374

U.S. Treasury Securities (8.1%)
U.S. Treasury Bonds,
2.75%, 11/15/42		5,100	4,034
3.13%, 2/15/43		2,500	2,141
U.S. Treasury Note
0.88%, 1/31/17		8,700	8,709

			14,884

Total Fixed Income Securities (Cost $176,470)			177,196

		Shares	Value (000)
Short-Term Investments (17.0%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)		5,967,671	5,968

		Face Amount (000)	Value (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (0.01%, dated 12/31/13, due 1/2/14; proceeds $1,209; fully collateralized by a U.S. Government Obligation; 1.00% due 3/31/17; valued at $1,233)		$1,209	1,209
BNP Paribas Securities Corp., (0.01%, dated 12/31/13, due 1/2/14; proceeds $105; fully collateralized by a U.S. Government Obligation; 3.63% due 2/15/21; valued at $107)		105	105

			1,314

Total Securities held as Collateral on Loaned Securities (Cost $7,282)			7,282

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

		Shares	Value (000)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $8,397)		8,396,903	8,397

		Face Amount (000)	Value (000)
U.S. Treasury Securities (8.4%)
U.S. Treasury Bills,
0.04%, 1/30/14 – 3/20/14 (j)(k)	$	9,529	9,528
0.07%, 3/20/14 (j)(k)		5,600	5,599
0.08%, 4/17/14 (j)(k)		445	445

Total U.S. Treasury Securities (Cost $15,572)			15,572

Total Short-Term Investments (Cost $31,251)			31,251

Total Investments (113.1%) (Cost $207,721) Including $7,786 of Securities Loaned (l)+			208,447

Liabilities in Excess of Other Assets (-13.1%)			(24,211)

Net Assets (100.0%)			$184,236

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2013.
(d)	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2013.
(e)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2013 were approximately $7,786,000 and $8,004,000, respectively. The Portfolio received cash collateral of approximately $7,613,000, of which $7,282,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of December 31, 2013, there was uninvested cash of approximately $331,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $391,000 in the form of U.S. government agencies and U.S. government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(f)	Issuer in bankruptcy.
(g)	Non-income producing security; bond in default.
(h)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2013. Maturity date disclosed is the ultimate maturity date.
(i)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(j)	Rate shown is the yield to maturity at December 31, 2013.
(k)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
+	At December 31, 2013, the U.S. Federal income tax cost basis of investments was approximately $207,721,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $726,000 of which approximately $6,554,000 related to appreciated securities and approximately $5,828,000 related to depreciated securities.
@	Value is less than $500.
IO	Interest Only.

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	InExchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	NOK	5,860	$966	1/9/14	EUR	703	$967	$1
Goldman Sachs International	USD	1,036	1,036	1/9/14	NOK	6,348	1,046	10
Goldman Sachs International	USD	44	44	1/9/14	ZAR	450	43	(1)
HSBC Bank PLC	EUR	3,427	4,715	1/9/14	USD	4,665	4,665	(50)
JPMorgan Chase Bank	AUD	2,582	2,304	1/9/14	USD	2,345	2,345	41
JPMorgan Chase Bank	CAD	982	924	1/9/14	USD	927	927	3
JPMorgan Chase Bank	MXN	14,076	1,078	1/9/14	USD	1,070	1,070	(8)
UBS AG	BRL	1,850	783	1/9/14	USD	787	787	4
UBS AG	CHF	2,570	2,880	1/9/14	USD	2,842	2,842	(38)
UBS AG	NZD	103	85	1/9/14	USD	84	84	(1)
UBS AG	SEK	32	5	1/9/14	USD	5	5	(—@ )
UBS AG	USD	28	28	1/9/14	EUR	20	28	—@

			$14,848				$14,809	$(39)

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury Long Bond	56	$7,185	Mar-14	$(122)
U.S. Treasury Ultra Long Bond	50	6,813	Mar-14	(105)
U.S. Treasury 5 yr. Note	20	2,386	Mar-14	(31)
U.S. Treasury 2 yr. Note	167	36,709	Mar-14	(70)

Short:
U.S. Treasury 10 yr. Note	42	(5,168)	Mar-14	95

				$(233)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid/ Received (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank Alcoa, Inc.	Buy	$530	1.00%	9/20/18	$55	$(42)	$13	BBB-
Barclays Bank Quest Diagnostics Inc.	Buy	995	1.00	12/20/18	—	12	12	BBB+
Barclays Bank Yum! Brands, Inc.	Buy	950	1.00	12/20/18	(16)	(9)	(25)	BBB
JPMorgan Chase CDX.NA.IG.20	Sell	2,050	1.00	6/20/18	11	30	41	NR
JPMorgan Chase CDX.NA.IG.20	Sell	450	1.00	6/20/18	5	4	9	NR
JPMorgan Chase Kohl’s Corporation	Buy	1,100	1.00	6/20/18	63	(64)	(1)	BBB+
Morgan Stanley & Co., LLC* CDX.NA.IG.21	Sell	950	1.00	12/20/18	14	3	17	NR

		$7,025			$132	$(66)	$66

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Receive	2.10%	2/5/23	$2,990	$185
Deutsche Bank	3 Month LIBOR	Receive	2.80	5/1/43	2,620	537
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	4,760	305
Goldman Sachs	3 Month LIBOR	Receive	2.90	5/13/43	2,620	490
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.48	8/1/15	24,755	(73)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.75	11/20/23	10,410	274
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	4,550	301

						$2,019

Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
@	Value is less than $500.
†	Credit Rating as issued by Standard and Poor’s.

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
MXN	— Mexican New Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited)

	Face Amount (000)	Value (000)

Fixed Income Securities (97.0%)
Asset-Backed Securities (0.8%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$121	$134
8.35%, 7/10/31 (a)	137	172

		306

Collateralized Mortgage Obligation - Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corporation,
IO STRIPS
8.00%, 1/1/28	22	6

Corporate Bonds (95.7%)
Finance (42.0%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	120	123
Aetna, Inc.
2.75%, 11/15/22	200	185
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	50	47
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	100	93
American Financial Group, Inc.
9.88%, 6/15/19 (b)	225	291
American International Group, Inc.,
4.88%, 6/1/22	100	108
6.40%, 12/15/20	345	408
Bank of America Corp.,
5.63%, 7/1/20	665	761
5.70%, 1/24/22	125	142
Barclays Bank PLC
6.05%, 12/4/17 (a)	515	578
BBVA Bancomer SA
6.50%, 3/10/21 (a)(b)	150	159
Bear Stearns Cos., LLC (The)
5.55%, 1/22/17	200	223
BNP Paribas SA
5.00%, 1/15/21	95	104
Boston Properties LP
3.80%, 2/1/24	25	24
Brookfield Asset Management, Inc.
5.80%, 4/25/17	55	60
Capital One Bank, USA NA
3.38%, 2/15/23	342	319
CBL & Associates LP
5.25%, 12/1/23	125	125
Citigroup, Inc.,
4.05%, 7/30/22	140	139
4.45%, 1/10/17	125	136
5.50%, 9/13/25	50	53
6.13%, 11/21/17	390	450
6.68%, 9/13/43	50	58
8.13%, 7/15/39	100	141
8.50%, 5/22/19	135	173
CNA Financial Corp.
5.75%, 8/15/21 (b)	250	281

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.75%, 12/1/43	$250	$266
Credit Suisse,
5.40%, 1/14/20 (b)	170	189
6.00%, 2/15/18	61	71
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)(c)(d)	210	222
Deutsche Bank AG
4.30%, 5/24/28 (d)	200	181
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (a)	100	106
Discover Bank
2.00%, 2/21/18	250	246
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	197
General Electric Capital Corp.,
5.30%, 2/11/21 (b)	120	134
MTN
5.88%, 1/14/38	230	263
Series G
6.00%, 8/7/19	666	782
Goldman Sachs Group, Inc. (The),
2.38%, 1/22/18	305	306
3.63%, 1/22/23 (b)	330	320
6.75%, 10/1/37	205	229
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	278
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	275	309
HBOS PLC,
Series G
6.75%, 5/21/18 (a)	357	406
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	100	92
HSBC Finance Corp.
6.68%, 1/15/21	135	155
HSBC Holdings PLC,
4.00%, 3/30/22 (b)	200	206
4.88%, 1/14/22	100	108
6.50%, 5/2/36	100	119
ING Bank N.V.
5.80%, 9/25/23 (a)	200	209
ING US, Inc.
5.65%, 5/15/53 (d)	100	97
Intesa Sanpaolo SpA
3.88%, 1/16/18	225	231
JPMorgan Chase & Co.,
3.20%, 1/25/23 (b)	275	261
3.38%, 5/1/23 (b)	375	350
4.50%, 1/24/22	305	323
Kilroy Realty LP
3.80%, 1/15/23	125	117
Lincoln National Corp.
7.00%, 6/15/40	75	94
Macquarie Group Ltd.
6.00%, 1/14/20 (a)	215	238
Mallinckrodt International Finance SA
4.75%, 4/15/23 (a)	175	162
Markel Corp.
3.63%, 3/30/23	150	141

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Merrill Lynch & Co., Inc., MTN
6.88%, 4/25/18	$217	$257
National Retail Properties, Inc.
3.30%, 4/15/23 (b)	150	136
Nationwide Building Society
6.25%, 2/25/20 (a)	260	298
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (a)	275	296
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	168
Piedmont Operating Partnership LP
3.40%, 6/1/23	125	111
Platinum Underwriters Finance, Inc., Series B
7.50%, 6/1/17	234	259
Post Apartment Homes LP
3.38%, 12/1/22	120	111
Principal Financial Group, Inc.
1.85%, 11/15/17	250	248
Protective Life Corp.
7.38%, 10/15/19	175	214
Prudential Financial, Inc.
5.63%, 6/15/43 (d)	95	94
Realty Income Corp.
3.25%, 10/15/22	150	137
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	100	101
Santander Holdings USA, Inc.
3.45%, 8/27/18	60	62
Santander US Debt SAU
3.72%, 1/20/15 (a)	200	204
Societe Generale SA
5.20%, 4/15/21 (a)(b)	200	220
Standard Chartered PLC
3.95%, 1/11/23 (a)	200	186
UnitedHealth Group, Inc.,
1.40%, 10/15/17	85	84
2.75%, 2/15/23	55	50
2.88%, 3/15/23	130	121
Weingarten Realty Investors
3.38%, 10/15/22	150	138
Wells Fargo & Co.,
1.25%, 7/20/16	300	302
2.15%, 1/15/19	60	60
Series M
3.45%, 2/13/23 (b)	125	118

		16,564

Industrials (42.7%)
21st Century Fox America, Inc.
6.15%, 2/15/41	200	224
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	51
ADT Corp. (The)
6.25%, 10/15/21 (a)(b)	100	105
Altria Group, Inc.,
2.85%, 8/9/22	115	106
5.38%, 1/31/44	80	81
American Airlines Pass-Through Trust,
4.00%, 1/15/27 (a)	200	193

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

4.95%, 7/15/24 (a)	$200	$208
American Tower Corp.
3.50%, 1/31/23	225	206
Amgen, Inc.
5.15%, 11/15/41	198	198
Apple, Inc.
2.40%, 5/3/23	225	203
ARAMARK Corp.
5.75%, 3/15/20 (a)	95	100
ArcelorMittal
10.35%, 6/1/19	134	170
Ashland, Inc.
6.88%, 5/15/43	50	48
AstraZeneca PLC
6.45%, 9/15/37	125	150
AT&T, Inc.
6.30%, 1/15/38	275	305
Barrick Gold Corp.
4.10%, 5/1/23	100	91
BE Aerospace, Inc.
5.25%, 4/1/22	100	102
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23	200	201
Bombardier, Inc.
6.13%, 1/15/23 (a)(b)	100	100
Boston Scientific Corp.,
4.13%, 10/1/23	100	99
6.00%, 1/15/20	130	149
British Airways PLC
4.63%, 6/20/24 (a)	175	179
Burlington Northern Santa Fe LLC,
3.05%, 3/15/22	150	142
4.40%, 3/15/42	75	67
5.65%, 5/1/17	130	146
Canadian Oil Sands Ltd.,
6.00%, 4/1/42 (a)	50	51
7.75%, 5/15/19 (a)	100	120
Caterpillar Financial Services Corp., Series G
2.45%, 9/6/18	200	203
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	150	141
Cimarex Energy Co.
5.88%, 5/1/22	150	159
ConAgra Foods, Inc.
4.65%, 1/25/43	75	69
Continental Resources, Inc.
5.00%, 9/15/22	175	182
Crown Castle International Corp.
5.25%, 1/15/23	75	74
Daimler Finance North America LLC
8.50%, 1/18/31	161	234
Deere & Co.
3.90%, 6/9/42	60	53
Deutsche Telekom International Finance BV
8.75%, 6/15/30	100	141
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22 (b)	180	173
Ecopetrol SA
5.88%, 9/18/23	130	137
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	105	102

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

ENTEL Chile SA
4.88%, 10/30/24 (a)	$200	$196
ESAL GmbH
6.25%, 2/5/23 (a)	200	180
Express Scripts Holding Co.
2.65%, 2/15/17	100	103
Fiserv, Inc.
3.13%, 6/15/16	190	198
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	200	213
5.88%, 8/2/21	400	454
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 3/15/23	120	114
General Motors Co.
4.88%, 10/2/23 (a)	125	127
Glencore Funding LLC,
2.50%, 1/15/19 (a)	120	116
4.13%, 5/30/23 (a)	95	89
Goldcorp, Inc.
3.70%, 3/15/23	225	202
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	245	283
HCA, Inc.
4.75%, 5/1/23	130	123
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)(b)	190	200
Hewlett-Packard Co.,
2.60%, 9/15/17 (b)	80	81
4.65%, 12/9/21 (b)	110	113
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	182	206
Home Depot, Inc.
5.88%, 12/16/36	59	68
Host Hotels & Resorts LP, Series D
3.75%, 10/15/23	75	70
Incitec Pivot Ltd.
4.00%, 12/7/15 (a)	160	166
Intel Corp.
2.70%, 12/15/22 (b)	200	185
Kinross Gold Corp.
5.13%, 9/1/21 (b)	180	172
Koninklijke Philips N.V.
3.75%, 3/15/22	300	301
Kroger Co. (The)
6.90%, 4/15/38	80	93
Lowe’s Cos., Inc.
5.00%, 9/15/43	50	51
Lubrizol Corp.
8.88%, 2/1/19	165	214
MasTec, Inc.
4.88%, 3/15/23	140	133
MDC Partners, Inc.
6.75%, 4/1/20 (a)	100	105
Merck & Co., Inc.
2.80%, 5/18/23	250	232
MetroPCS Wireless, Inc.
6.25%, 4/1/21 (a)	140	146
Murphy Oil Corp.
3.70%, 12/1/22	135	125
NBC Universal Media LLC
5.95%, 4/1/41	75	82

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

NetApp, Inc.
2.00%, 12/15/17	$100	$100
Nexen Energy ULC
6.40%, 5/15/37	100	114
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	120	124
Omnicom Group, Inc.
3.63%, 5/1/22	95	92
Oracle Corp.
2.50%, 10/15/22	200	184
Packaging Corp. of America
4.50%, 11/1/23	110	111
Petro-Canada
6.80%, 5/15/38	130	156
Philip Morris International, Inc.
4.50%, 3/20/42	150	141
Phillips 66
4.30%, 4/1/22	75	76
Pioneer Natural Resources Co.
3.95%, 7/15/22	175	176
Praxair, Inc.
1.25%, 11/7/18	175	167
Qtel International Finance Ltd.
3.25%, 2/21/23 (a)	225	202
QVC, Inc.
4.38%, 3/15/23	150	141
Rockwood Specialties Group, Inc.
4.63%, 10/15/20	135	139
RR Donnelley & Sons Co.
7.88%, 3/15/21	120	134
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (a)	100	103
Silgan Holdings, Inc.
5.50%, 2/1/22 (a)	100	100
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	100	97
Telefonica Europe BV
8.25%, 9/15/30	184	220
Tesoro Corp.
5.38%, 10/1/22 (b)	45	46
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	70	63
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	180	177
Thermo Fisher Scientific, Inc.
4.15%, 2/1/24	120	119
Time Warner Cable, Inc.,
4.50%, 9/15/42	75	57
6.75%, 6/15/39	80	76
Time Warner, Inc.
7.70%, 5/1/32	291	375
Transocean, Inc.
6.38%, 12/15/21	100	113
United Airlines Pass-Through Trust
4.30%, 8/15/25 (b)	225	229
US Airways Pass-Through Trust
3.95%, 11/15/25	75	73
Verisk Analytics, Inc.
5.80%, 5/1/21	185	200
Verizon Communications, Inc.,
3.85%, 11/1/42	240	197
5.15%, 9/15/23	100	108

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

6.35%, 4/1/19 (b)	$125	$147
6.55%, 9/15/43	400	470
Viacom, Inc.
5.85%, 9/1/43	125	132
Weatherford International Ltd.
4.50%, 4/15/22 (b)	225	227
WM Wrigley Jr Co.
2.90%, 10/21/19 (a)	230	228
WMG Acquisition Corp.
6.00%, 1/15/21 (a)(b)	113	118
WPP Finance 2010
3.63%, 9/7/22	125	121
Wyndham Worldwide Corp.
4.25%, 3/1/22	255	249
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22	115	117

		16,823

Utilities (11.0%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	145	141
Appalachian Power Co.
7.00%, 4/1/38	150	182
Boston Gas Co.
4.49%, 2/15/42 (a)(b)	125	119
Buckeye Partners LP
4.15%, 7/1/23	175	169
CEZ AS
4.25%, 4/3/22 (a)	200	201
DCP Midstream Operating LP
3.88%, 3/15/23 (b)	150	138
Enel Finance International N.V.
5.13%, 10/7/19 (a)	200	214
Enel SpA
8.75%, 9/24/73 (a)(b)(d)	210	229
Energy Transfer Partners LP,
3.60%, 2/1/23	100	93
4.90%, 2/1/24	150	152
Enterprise Products Operating LLC, Series N
6.50%, 1/31/19	229	269
Exelon Generation Co., LLC
6.25%, 10/1/39	145	147
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (a)	175	188
Jersey Central Power & Light Co.
4.70%, 4/1/24 (a)	200	198
Kinder Morgan Energy Partners LP,
2.65%, 2/1/19	50	49
3.50%, 9/1/23	125	115
5.95%, 2/15/18	300	341
Kinder Morgan, Inc.
5.63%, 11/15/23 (a)	50	49
Nevada Power Co., Series N
6.65%, 4/1/36	150	184
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	136	160
PSEG Power LLC
8.63%, 4/15/31 (b)	200	273

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Sempra Energy
6.00%, 10/15/39 (b)		$125	$138
Spectra Energy Capital LLC
8.00%, 10/1/19		50	60
TransAlta Corp.
4.50%, 11/15/22		235	226
Virginia Electric and Power Co.
2.95%, 1/15/22		325	314

			4,349

			37,736

Sovereign (0.5%)
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 5/17/17 (a)		200	205

Total Fixed Income Securities (Cost $37,600)			38,253

		Shares	Value (000)

Short-Term Investments (15.0%)
Securities held as Collateral on Loaned Securities (13.5%)
Investment Company (11.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (e)		4,362,934	4,363

		Face Amount (000)	Value (000)

Repurchase Agreements (2.4%)
Barclays Capital, Inc., (0.01%, dated 12/31/13, due 1/2/14; proceeds $884; fully collateralized by a U.S. Government Obligation; 1.00% due 3/31/17; valued at $902)	$	884	884
BNP Paribas Securities Corp., (0.01%, dated 12/31/13, due 1/2/14; proceeds $77; fully collateralized by a U.S. Government Obligation; 3.63% due 2/15/21; valued at $78)		77	77

			961

Total Securities held as Collateral on Loaned Securities (Cost $5,324)			5,324

		Shares	Value (000)

Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (e) (Cost $286)		286,135	286

		Face Amount (000)	Value (000)

U.S. Treasury Securities (0.8%)
U.S. Treasury Bills,
0.04%, 1/30/14 (f)(g)	$	1	1

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

0.08%, 4/17/14 (f)(g)	$319	$319

Total U.S. Treasury Securities (Cost $320)		320

Total Short-Term Investments (Cost $5,930)		5,930

Total Investments (112.0%) (Cost $43,530) Including $5,518 of Securities Loaned (h)+		44,183

Liabilities in Excess of Other Assets (-12.0%)		(4,746)

Net Assets (100.0%)		$39,437

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2013 were approximately $5,518,000 and $5,640,000, respectively. The Portfolio received cash collateral of approximately $5,566,000, of which $5,324,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. At December 31, 2013, there was uninvested cash collateral of approximately $242,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $74,000 in the form of U.S. government agencies and U.S. government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2013.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2013.
(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(f)	Rate shown is the yield to maturity at December 31, 2013.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(h)	Securities are available for collateral in connection with purchase of open futures contracts and swap agreements.
+	At December 31, 2013, the U.S. Federal income tax cost basis of investments was approximately $43,530,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $653,000 of which approximately $1,525,000 related to appreciated securities and approximately $872,000 related to depreciated securities.
IO	Interest Only.
MTN	Medium Term Note.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	50	$10,991	Mar-14	$(21)
U.S. Treasury 5 yr. Note	1	119	Mar-14	(2)
U.S. Treasury Ultra Long Bond	38	5,178	Mar-14	(80)

Short:
U.S. Treasury 10 yr. Note	43	(5,291)	Mar-14	100
U.S. Treasury Long Bond	6	(770)	Mar-14	12

				$9

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank Alcoa, Inc.	Buy	$110	1.00%	9/20/18	$12	$(9)	$3	BBB-
Barclays Bank Quest Diagnostics Inc.	Buy	200	1.00	12/20/18	—	2	2	BBB+
Barclays Bank Yum! Brands, Inc.	Buy	200	1.00	12/20/18	3	(2)	(5)	BBB
JPMorgan Chase CDX.NA.IG.20	Sell	450	1.00	6/20/18	2	7	9	NR
JPMorgan Chase CDX.NA.IG.20	Sell	90	1.00	6/20/18	1	1	2	NR
JPMorgan Chase Kohl’s Corporation	Buy	250	1.00	6/20/18	14	(15)	—	BBB+
Morgan Stanley & Co., LLC CDX.NA.HY.20	Sell	1,000	5.00	6/20/18	42	55	97	NR
Morgan Stanley & Co; LLC CDX.NA.IG.21	Sell	200	1.00	12/20/18	3	1	3	NR

		$2,500			$71	$40	$111

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	3 Month LIBOR	Receive	2.80%	5/1/43	$565	$116
Deutsche Bank	3 Month LIBOR	Receive	3.03	5/14/43	1,690	278
Goldman Sachs	3 Month LIBOR	Receive	2.42	3/22/22	642	13
JPMorgan Chase	3 Month LIBOR	Receive	2.43	3/22/22	311	6
JPMorgan Chase	3 Month LIBOR	Receive	2.09	2/15/23	1,270	81
Morgan Stanley & Co., LLC	3 Month LIBOR	Receive	0.48	8/1/15	5,259	(16)
Morgan Stanley & Co., LLC	3 Month LIBOR	Receive	2.75	11/20/23	2,120	56
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	510	34

						$568

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

LIBOR	London Interbank Offered Rate.
*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
†	Credit Rating as issued by Standard and Poor’s.
@	Value is less than $500.

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited)

	Face Amount (000)	Value (000)

Fixed Income Securities (100.0%)
Corporate Bonds (100.0%)
Basic Materials (7.0%)
American Gilsonite Co.
11.50%, 9/1/17 (a)	$100	$97
APERAM
7.75%, 4/1/18 (a)	150	154
Chemtura Corp.
5.75%, 7/15/21	50	51
Hecla Mining Co.
6.88%, 5/1/21 (a)	150	145
Neenah Paper, Inc.
5.25%, 5/15/21 (a)	50	49
Permian Holdings, Inc.
10.50%, 1/15/18 (a)	90	89
Prince Mineral Holding Corp.
11.50%, 12/15/19 (a)	150	167
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.50%, 4/15/21 (a)	100	97
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV
7.38%, 5/1/21 (a)	150	161

		1,010

Communications (11.7%)
Altice Finco SA
8.13%, 1/15/24 (a)	200	208
Bankrate, Inc.
6.13%, 8/15/18 (a)	100	105
Cablevision Systems Corp.
7.75%, 4/15/18	50	56
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	100	95
Crown Castle International Corp.
5.25%, 1/15/23	50	49
GXS Worldwide, Inc.
9.75%, 6/15/15	70	73
Harron Communications LP/Harron Finance Corp.
9.13%, 4/1/20 (a)	150	167
Intelsat Luxembourg SA
6.75%, 6/1/18 (a)	150	160
inVentiv Health, Inc.
9.00%, 1/15/18 (a)	100	105
MDC Partners, Inc.
6.75%, 4/1/20 (a)	100	105
Midcontinent Communications & Midcontinent Finance Corp.
6.25%, 8/1/21 (a)	100	101
Pacnet Ltd.
9.00%, 12/12/18 (a)	200	204
SBA Telecommunications, Inc.
5.75%, 7/15/20	50	52
Sprint Corp.
7.13%, 6/15/24 (a)	100	102
T-Mobile USA, Inc.
6.84%, 4/28/23	100	104

		1,686

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Consumer, Cyclical (19.5%)
Air Canada
6.75%, 10/1/19 (a)	50	53
Allied Specialty Vehicles, Inc.
8.50%, 11/1/19 (a)	100	103
American Builders & Contractors Supply Co., Inc.
5.63%, 4/15/21 (a)	100	101
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	50	57
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18 (a)(b)	5	5
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	50	48
CCM Merger, Inc.
9.13%, 5/1/19 (a)	100	105
Chassix Holdings, Inc.
10.00%, 12/15/18 (a)(b)	100	100
Chassix, Inc.
9.25%, 8/1/18 (a)	50	53
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/1/20 (a)	100	101
Churchill Downs, Inc.
5.38%, 12/15/21 (a)	100	102
Diamond Resorts Corp.
12.00%, 8/15/18	100	111
Empire Today LLC/Empire Today Finance Corp.
11.38%, 2/1/17 (a)	50	50
Exide Technologies
8.63%, 2/1/18 (c)(d)	100	72
Gibson Brands, Inc.
8.88%, 8/1/18 (a)	100	106
Golden Nugget Escrow, Inc.
8.50%, 12/1/21 (a)	100	101
Graton Economic Development Authority
9.63%, 9/1/19 (a)	100	116
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (a)	50	52
IDQ Holdings, Inc.
11.50%, 4/1/17 (a)	150	157
INTCOMEX, Inc.
13.25%, 12/15/14	132	129
Logan’s Roadhouse, Inc.
10.75%, 10/15/17	100	75
Neiman Marcus Group Ltd., Inc.
8.75%, 10/15/21 (a)(b)	100	105
Pinnacle Entertainment, Inc.
7.50%, 4/15/21	50	54
Pittsburgh Glass Works LLC
8.00%, 11/15/18 (a)	100	106
Playa Resorts Holding BV
8.00%, 8/15/20 (a)	100	107
Rite Aid Corp.
6.75%, 6/15/21	50	53
RSI Home Products, Inc.
6.88%, 3/1/18 (a)	50	53
Snoqualmie Entertainment Authority
9.13%, 2/1/15 (a)	127	126
Sonic Automotive, Inc.
5.00%, 5/15/23	50	47
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.38%, 6/1/21 (a)	100	97

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

United Continental Holdings, Inc.
6.38%, 6/1/18	200	209
Wolverine World Wide, Inc.
6.13%, 10/15/20	50	54

		2,808

Consumer, Non-Cyclical (21.5%)
Acadia Healthcare Co., Inc.
6.13%, 3/15/21 (a)	50	52
Ahern Rentals, Inc.
9.50%, 6/15/18 (a)	150	163
Albea Beauty Holdings SA
8.38%, 11/1/19 (a)	100	104
American Achievement Corp.
10.88%, 4/15/16 (a)	50	53
ARAMARK Corp.
5.75%, 3/15/20 (a)	50	52
Armored Autogroup, Inc.
9.25%, 11/1/18	150	145
Beverages & More, Inc.
10.00%, 11/15/18 (a)	150	152
Brand Energy & Infrastructure Services, Inc.
8.50%, 12/1/21 (a)	100	102
Bumble Bee Holdco SCA
9.63%, 3/15/18 (a)(b)	100	106
Cenveo Corp.
8.88%, 2/1/18	50	50
Crestview DS Merger Sub II, Inc.
10.00%, 9/1/21 (a)	100	108
Dole Food Co., Inc.
7.25%, 5/1/19 (a)	50	50
DynCorp International, Inc.
10.38%, 7/1/17	50	51
Global A&T Electronics Ltd.
10.00%, 2/1/19 (a)	200	173
Hologic, Inc.
6.25%, 8/1/20	50	53
Jaguar Holding Co.,
I 9.38%, 10/15/17 (a)(b)	100	106
KeHE Distributors LLC/KeHE Finance Corp.
7.63%, 8/15/21 (a)	100	106
Kindred Healthcare, Inc.
8.25%, 6/1/19	100	107
Knowledge Universe Education LLC
7.75%, 2/1/15 (a)	150	148
Monitronics International, Inc.
9.13%, 4/1/20	100	106
Mustang Merger Corp.
8.50%, 8/15/21 (a)	100	108
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	150	160
Post Holdings, Inc.
6.75%, 12/1/21 (a)	100	104
RR Donnelley & Sons Co.
7.88%, 3/15/21	50	56
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	100	106
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (a)	100	103
Service Corp. International
5.38%, 1/15/22 (a)	100	102

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

SUPERVALU, Inc.
8.00%, 5/1/16	50	56
TMS International Corp.
7.63%, 10/15/21 (a)	100	107
US Foods, Inc.
8.50%, 6/30/19	100	110
Wells Enterprises, Inc.
6.75%, 2/1/20 (a)	100	102

		3,101

Energy (5.0%)
Approach Resources, Inc.
7.00%, 6/15/21	50	52
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	50	53
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
6.13%, 3/1/22 (a)	100	103
7.75%, 4/1/19	50	54
Kodiak Oil & Gas Corp.
5.50%, 1/15/21	50	50
Lightstream Resources Ltd.
8.63%, 2/1/20 (a)	100	101
Northern Oil and Gas, Inc.
8.00%, 6/1/20	50	53
Northern Tier Energy LLC/Northern Tier Finance Corp
7.13%, 11/15/20	100	105
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)	100	108
SM Energy Co.
5.00%, 1/15/24 (a)	50	48

		727

Finance (6.4%)
CNO Financial Group, Inc.
6.38%, 10/1/20 (a)	50	53
Compiler Finance Sub, Inc.
7.00%, 5/1/21 (a)	100	100
DuPont Fabros Technology LP
5.88%, 9/15/21	100	104
Hockey Merger Sub 2, Inc.
7.88%, 10/1/21 (a)	50	52
KCG Holdings, Inc.
8.25%, 6/15/18 (a)	100	106
Kennedy-Wilson, Inc.
8.75%, 4/1/19	50	55
Nationstar Mortgage LLC/Nationstar Capital Corp.
7.88%, 10/1/20	50	52
Nuveen Investments, Inc.
9.13%, 10/15/17 (a)	100	100
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)	100	106
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 6/15/21 (a)	100	100
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	92	101

		929

Industrials (23.0%)
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)	100	106

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Alion Science & Technology Corp.
12.00%, 11/1/14 (b)	52	53
Artesyn Escrow, Inc.
9.75%, 10/15/20 (a)	50	53
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance
8.50%, 2/15/18 (a)	100	103
Atkore International, Inc.
9.88%, 1/1/18	45	49
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/1/21 (a)	100	101
BOE Intermediate Holding Corp.
9.00%, 11/1/17 (a)(b)	105	110
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 9/15/20 (a)	50	52
Cleaver Brooks, Inc.
8.75%, 12/15/19 (a)	100	109
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.13%, 7/15/20 (a)	100	107
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	100	104
CTP Transportation Products LLC/CTP Finance, Inc.
8.25%, 12/15/19 (a)	100	105
Darling Escrow Corp.
5.38%, 1/15/22 (a)(e)	100	101
DH Services Luxembourg Sarl
7.75%, 12/15/20 (a)	50	53
DryShips, Inc.
5.00%, 12/1/14	100	102
Gibraltar Industries, Inc.
6.25%, 2/1/21	50	52
Harland Clarke Holdings Corp.
9.50%, 5/15/15	82	82
Interline Brands, Inc.
10.00%, 11/15/18 (b)	150	165
Iracore International Holdings, Inc.
9.50%, 6/1/18 (a)	150	158
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	150	161
Kenan Advantage Group, Inc. (The)
8.38%, 12/15/18 (a)	100	106
Kratos Defense & Security Solutions, Inc.
10.00%, 6/1/17	50	54
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.88%, 1/15/17	100	106
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	50	51
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.25%, 10/15/18 (a)	100	103
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
8.13%, 2/15/19	100	103
Nuverra Environmental Solutions, Inc.
9.88%, 4/15/18	50	49
Plastipak Holdings, Inc.
6.50%, 10/1/21 (a)	50	52
Pretium Packaging LLC/Pretium Finance, Inc.
11.50%, 4/1/16	100	107
Quality Distribution LLC/QD Capital Corp.
9.88%, 11/1/18	135	150
Sequa Corp.
7.00%, 12/15/17 (a)	100	102

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Tekni-Plex, Inc.
9.75%, 6/1/19 (a)	72	82
Tervita Corp.
8.00%, 11/15/18 (a)	50	52
Viasystems, Inc.
7.88%, 5/1/19 (a)	50	54
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (a)	100	106
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	100	105

		3,308

Technology (3.7%)
Activision Blizzard, Inc.
6.13%, 9/15/23 (a)	50	52
BMC Software Finance, Inc.
8.13%, 7/15/21 (a)	100	104
First Data Corp.,
11.25%, 1/15/21 (a)	50	56
11.75%, 8/15/21 (a)	100	106
IMS Health, Inc.
6.00%, 11/1/20 (a)	50	53
Infor US, Inc.,
9.38%, 4/1/19 100	100	113
11.50%, 7/15/18 45	45	52

		536

Utilities (2.2%)
AES Corp.
7.38%, 7/1/21	50	57
GenOn Americas Generation LLC
8.50%, 10/1/21	100	106
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	100	104
Sabine Pass LNG LP
6.50%, 11/1/20	50	52

		319

Total Fixed Income Securities (Cost $13,847)		14,424

Total Investments (100.0%) (Cost $13,847) +		14,424

Liabilities in Excess of Other Assets (0.0%)		(6)

Net Assets (100.0%)		$14,418

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Payment-in-kind security.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	When-issued security.

+	At December 31, 2013, the U.S. Federal income tax cost basis of investments was approximately $13,847,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $577,000 of which approximately $678,000 related to appreciated securities and approximately $101,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust - Limited Duration Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited)

	Face Amount (000)	Value (000)

Fixed Income Securities (96.6%)
Agency Adjustable Rate Mortgages (3.9%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
2.32%, 6/1/36	$544	$576
2.50%, 7/1/36	154	163
2.51%, 7/1/38	471	499
2.55%, 7/1/38	1,142	1,231
2.58%, 9/1/35	714	750
2.93%, 1/1/38	125	132
Federal National Mortgage Association, Conventional Pools:
2.34%, 5/1/35	578	615
2.56%, 5/1/39	595	634
Government National Mortgage Association, Various Pool
3.00%, 2/20/40	173	182

		4,782

Agency Fixed Rate Mortgages (0.6%)
Federal Home Loan Mortgage Corporation, Gold Pools:
6.50%, 9/1/19 – 4/1/24	9	10
7.50%, 11/1/19	2	2
Federal National Mortgage Association, Conventional Pools:
6.50%, 2/1/28 – 10/1/32	589	658
7.00%, 7/1/29 – 12/1/33	61	64
Government National Mortgage Association, Various Pools:
9.00%, 11/15/16 – 12/15/16	27	28

		762

Asset-Backed Securities (12.8%)
Ally Auto Receivables Trust
0.62%, 3/15/17	750	751
Ally Master Owner Trust
2.15%, 1/15/16	700	700
American Express Credit Account Master Trust
1.42%, 3/15/17 (a)	2,325	2,343
AWAS Aviation Capital Ltd.
7.00%, 10/17/16 (b)	356	370
CarMax Auto Owner Trust
0.52%, 7/17/17	500	500
Chase Issuance Trust,
0.54%, 10/16/17	1,125	1,124
0.59%, 8/15/17	1,608	1,609
Fifth Third Auto Trust
0.88%, 10/16/17	506	508
Ford Credit Floorplan Master Owner Trust
4.20%, 2/15/17 (b)	1,150	1,197
GE Dealer Floorplan Master Note Trust
0.66%, 6/20/17 (a)	750	752
GE Equipment Transportation LLC
0.62%, 7/25/16	570	570
Hertz Fleet Lease Funding LP
0.72%, 12/10/27 (a)(b)	575	575

Morgan Stanley Institutional Fund Trust - Limited Duration Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Hyundai Auto Receivables Trust
1.01%, 2/15/18	427	430
Invitation Homes 2013-SFR1 Trust
1.31%, 12/17/30 (a)(b)	135	135
John Deere Owner Trust
0.60%, 3/15/17	1,325	1,326
Nationstar Agency Advance Funding Trust
1.89%, 2/18/48 (b)	100	97
North Carolina State Education Assistance Authority,
0.69%, 1/25/21 (a)	49	49
1.04%, 7/25/25 (a)	625	626
Panhandle-Plains Higher Education Authority, Inc.
1.20%, 7/1/24 (a)	275	275
Toyota Auto Receivables Owner Trust
0.89%, 7/17/17	595	598
Volvo Financial Equipment LLC
0.74%, 3/15/17 (b)	650	650
World Omni Automobile Lease Securitization Trust,
0.93%, 11/16/15	180	180
1.10%, 12/15/16	321	323

		15,688

Collateralized Mortgage Obligations - Agency Collateral Series (3.2%)
Federal Home Loan Mortgage Corporation,
1.43%, 8/25/17	688	690
1.56%, 10/25/18	247	249
REMIC
7.50%, 9/15/29	1,218	1,409
Federal National Mortgage Association,
0.59%, 8/25/15	613	612
0.95%, 11/25/15	338	340
1.08%, 2/25/16	627	631

		3,931

Commercial Mortgage-Backed Securities (0.3%)
Citigroup Commercial Mortgage Trust
2.11%, 1/12/18	178	179
Hilton USA Trust
1.17%, 11/5/30 (a)(b)	170	170

		349

Corporate Bonds (58.6%)
Finance (26.0%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	745	767
Abbey National Treasury Services PLC
3.05%, 8/23/18	370	381
ABN Amro Bank N.V.
2.50%, 10/30/18 (b)	630	629
Aflac, Inc.
3.45%, 8/15/15	325	340
American Express Credit Corp.
1.30%, 7/29/16	525	529
Australia & New Zealand Banking Group Ltd.
1.45%, 5/15/18	575	557
Banco Bradesco SA
4.50%, 1/12/17	975	1,034
Bank of America Corp.
2.60%, 1/15/19	900	905

Morgan Stanley Institutional Fund Trust - Limited Duration Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Bank of Montreal, MTN
1.40%, 9/11/17	585	576
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	600	596
BNP Paribas SA, MTN
2.70%, 8/20/18	610	622
Branch Banking & Trust Co.
1.45%, 10/3/16	600	606
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	310	304
CIT Group, Inc.
5.00%, 5/15/17	500	536
Citigroup, Inc.
4.45%, 1/10/17	1,125	1,220
Commonwealth Bank of Australia
2.50%, 9/20/18	600	607
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 1/19/17	330	348
Credit Agricole SA
2.13%, 4/17/18 (b)	775	771
Discover Bank
2.00%, 2/21/18	665	654
DNB Bank ASA
3.20%, 4/3/17 (b)	610	638
General Electric Capital Corp.
1.63%, 4/2/18	1,770	1,753
General Motors Financial Co., Inc.
2.75%, 5/15/16 (b)	325	330
Goldman Sachs Group, Inc. (The)
2.38%, 1/22/18	880	884
HSBC USA, Inc.
1.63%, 1/16/18	685	676
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 1/15/16	375	383
ING Bank N.V.
3.75%, 3/7/17 (b)	600	632
ING US, Inc.
2.90%, 2/15/18	300	307
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	364
JPMorgan Chase & Co.,
3.15%, 7/5/16	1,025	1,075
MTN
1.88%, 3/20/15	475	482
Lloyds Bank PLC
2.30%, 11/27/18	400	399
Metropolitan Life Global Funding
I 1.50%, 1/10/18 (b)	775	755
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (b)	645	629
National Australia Bank Ltd.
2.30%, 7/25/18	640	645
Nationwide Building Society
4.65%, 2/25/15 (b)	840	875
Nordea Bank AB
0.88%, 5/13/16 (b)	695	692
PNC Bank NA
0.80%, 1/28/16	600	599
Principal Financial Group, Inc.
1.85%, 11/15/17	725	719

Morgan Stanley Institutional Fund Trust - Limited Duration Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Prudential Financial, Inc., MTN
4.75%, 9/17/15	930	991
QBE Insurance Group Ltd.
2.40%, 5/1/18 (b)	200	192
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	495	506
Santander Holdings USA, Inc.
3.45%, 8/27/18	650	667
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (b)	380	373
Standard Chartered PLC
3.85%, 4/27/15 (b)	940	978
Swedbank AB
1.75%, 3/12/18 (b)	305	300
Toronto-Dominion Bank (The), MTN
2.63%, 9/10/18	650	664
UnitedHealth Group, Inc.
1.40%, 10/15/17	250	247
WellPoint, Inc.
1.88%, 1/15/18	705	698
Wells Fargo & Co.
2.15%, 1/15/19	360	359
Westpac Banking Corp.
1.38%, 5/30/18 (b)	970	941

		31,735

Industrials (29.1%)
AbbVie, Inc.
1.75%, 11/6/17	715	714
Altera Corp.
2.50%, 11/15/18	300	298
Altria Group, Inc.
4.13%, 9/11/15	750	792
Amazon.com, Inc.
1.20%, 11/29/17	700	686
American Honda Finance Corp.
1.60%, 2/16/18 (b)	545	537
Amgen, Inc.
2.50%, 11/15/16	425	440
Applied Materials, Inc.
2.65%, 6/15/16	455	473
ArcelorMittal,
5.00%, 2/25/17	375	404
9.50%, 2/15/15	10	11
AT&T, Inc.,
1.70%, 6/1/17	1,075	1,069
2.38%, 11/27/18	825	827
Baidu, Inc.
3.25%, 8/6/18	225	228
BAT International Finance PLC
1.40%, 6/5/15 (b)	600	605
Baxter International, Inc.
1.85%, 6/15/18	795	786
Bombardier, Inc.
4.25%, 1/15/16 (b)	250	263
BW Group Ltd.
6.63%, 6/28/17 (b)	325	338
Chesapeake Energy Corp.
6.50%, 8/15/17	350	396

Morgan Stanley Institutional Fund Trust - Limited Duration Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

CNH Capital LLC
6.25%, 11/1/16	355	394
Comcast Corp.
6.50%, 1/15/15	870	923
Covidien International Finance SA
1.35%, 5/29/15	265	267
CVS Caremark Corp.
2.25%, 12/5/18	580	581
Daimler Finance North America LLC
2.38%, 8/1/18 (b)	750	749
Diageo Capital PLC
1.50%, 5/11/17	775	774
DISH DBS Corp.
4.63%, 7/15/17	375	394
Eaton Corp.
1.50%, 11/2/17	630	618
Ecolab, Inc.,
1.00%, 8/9/15	245	246
3.00%, 12/8/16	320	336
EMC Corp.
1.88%, 6/1/18	750	742
Experian Finance PLC
2.38%, 6/15/17 (b)	600	591
Ford Motor Credit Co., LLC
5.63%, 9/15/15	375	405
General Mills, Inc.
0.88%, 1/29/16	340	339
Glencore Funding LLC
1.70%, 5/27/16 (b)	650	651
Goldcorp, Inc.
2.13%, 3/15/18	520	510
Heathrow Funding Ltd.
2.50%, 6/25/15 (b)	400	405
Hewlett-Packard Co.
3.30%, 12/9/16	315	330
Home Depot, Inc.
5.40%, 3/1/16	630	691
Hyundai Capital America
1.63%, 10/2/15 (b)	395	397
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19 (b)	335	331
John Deere Capital Corp.
1.95%, 12/13/18	510	507
Kinross Gold Corp.
3.63%, 9/1/16	740	749
Kraft Foods Group, Inc.
2.25%, 6/5/17	425	431
Kroger Co. (The)
2.30%, 1/15/19	450	448
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (b)	525	523
Marathon Petroleum Corp.
3.50%, 3/1/16	1,070	1,118
McKesson Corp.
3.25%, 3/1/16	1,070	1,116
Nissan Motor Acceptance Corp.
2.65%, 9/26/18 (b)	720	721
Oracle Corp.
2.38%, 1/15/19	370	374
Origin Energy Finance Ltd.
3.50%, 10/9/18 (b)	200	201

Morgan Stanley Institutional Fund Trust - Limited Duration Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

PACCAR Financial Corp., MTN
1.15%, 8/16/16	430	431
Phillips
66 1.95%, 3/5/15	775	786
Rio Tinto Finance USA PLC
1.38%, 6/17/16	325	330
RR Donnelley & Sons Co.
6.13%, 1/15/17	300	328
STATS ChipPAC Ltd.
5.38%, 3/31/16 (b)	300	311
T-Mobile USA, Inc.
5.25%, 9/1/18 (b)	500	528
Thermo Fisher Scientific, Inc.
2.40%, 2/1/19	580	575
Thomson Reuters Corp.
1.30%, 2/23/17	325	324
Time Warner Cable, Inc.
6.75%, 7/1/18	400	449
TSMC Global Ltd.
1.63%, 4/3/18 (b)	800	768
Ventas Realty LP
1.55%, 9/26/16	250	252
Verizon Communications, Inc.,
1.10%, 11/1/17	655	638
3.65%, 9/14/18	800	848
Viacom, Inc.
2.50%, 9/1/18	625	631
Vodafone Group PLC
1.25%, 9/26/17	775	758
Volkswagen International Finance N.V.
1.13%, 11/18/16 (b)	740	739
Waste Management, Inc.
2.60%, 9/1/16	725	749
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	395	411

		35,585

Utilities (3.5%)
AES Corp.
8.00%, 10/15/17	325	383
Enel Finance International N.V.
3.88%, 10/7/14 (b)	1,115	1,139
Enterprise Products Operating LLC
1.25%, 8/13/15	315	317
GDF Suez
1.63%, 10/10/17 (b)	650	644
Northeast Utilities
1.45%, 5/1/18	525	509
NRG Energy, Inc.
7.63%, 1/15/18	275	315
PSEG Power LLC
5.50%, 12/1/15	570	618
Southern Co. (The)
2.45%, 9/1/18	350	356

		4,281

		71,601

Mortgages - Other (3.2%)
Alternative Loan Trust,
0.56%, 2/25/35 (a)	134	125

Morgan Stanley Institutional Fund Trust - Limited Duration Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

5.50%, 10/25/35 – 11/25/35	1,146	1,017
6.00%, 2/25/37	68	54
FDIC Guaranteed Notes Trust
0.72%, 2/25/48 (a)(b)	264	265
JP Morgan Alternative Loan Trust
6.00%, 12/25/35	159	141
Lehman Mortgage Trust
6.50%, 9/25/37	64	52
Merrill Lynch Mortgage Investors Trust Series
2.14%, 11/25/35 (a)	617	587
Opteum Mortgage Acceptance Corp. Trust
0.46%, 4/25/36 (a)	470	384
RALI Trust,
0.34%, 12/25/36 (a)	359	251
0.35%, 12/25/36 (a)	346	242
6.00%, 11/25/36	192	148
WaMu Mortgage Pass-Through Certificates Trust
2.42%, 4/25/35 (a)	705	662

		3,928

Sovereign (1.4%)
Korea Development Bank (The)
1.50%, 1/22/18	690	664
Qatar Government International Bond
4.00%, 1/20/15 (b)	500	518
Spain Government International Bond
4.00%, 3/6/18 (b)	500	510

		1,692

U.S. Treasury Securities (12.6%)
U.S. Treasury Notes,
0.38%, 1/15/16	130	130
0.63%, 8/15/16 – 10/15/16	11,500	11,498
0.88%, 1/31/17	3,700	3,704

		15,332

Total Fixed Income Securities (Cost $117,104)		118,065

	Shares	Value (000)
Short-Term Investments (2.9%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $2,770)	2,769,789	2,770

	Face Amount (000)	Value (000)
U.S. Treasury Securities (0.6%)
U.S. Treasury Bill 0.08%,
4/17/14 (d)(e)	$490	490
U.S. Treasury Note
0.38%, 1/15/16 (f)	240	240

Total U.S. Treasury Securities (Cost $730)		730

Total Short-Term Investments (Cost $3,500)		3,500

Morgan Stanley Institutional Fund Trust - Limited Duration Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Total Investments (99.5%) (Cost $120,604) (g)+	121,565

Other Assets in Excess of Liabilities (0.5%)	570

Net Assets (100.0%)	$122,135

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2013.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio -Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(d)	Rate shown is the yield to maturity at December 31, 2013.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
+	At December 31, 2013, the U.S. Federal income tax cost basis of investments was approximately $120,604,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $961,000 of which approximately $1,439,000 related to appreciated securities and approximately $478,000 related to depreciated securities.
FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

Morgan Stanley Institutional Fund Trust - Limited Duration Portfolio

Portfolio of Investments ¡ First Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	80	$9,844	Mar-14	$(188)
U.S. Treasury Long Bond	40	5,133	Mar-14	(88)
U.S. Treasury 2 yr. Note	232	50,996	Mar-14	(98)

Short:
U.S. Treasury 5 yr. Note	310	(36,987)	Mar-14	487

				$113

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank Alcoa, Inc.	Buy	$350	1.00%	9/20/18	$37	$(28)	$9	BBB-
Barclays Bank Quest Diagnostics Inc.	Buy	645	1.00	12/20/18	—	7	7	BBB+
Barclays Bank Yum! Brands, Inc.	Buy	625	1.00	12/20/18	(11)	(5)	(16)	NR
JPMorgan Chase CDX.NA.IG.20	Sell	1,575	1.00	6/20/18	9	23	32	NR
JPMorgan Chase Kohl’s Corporation	Buy	700	1.00	6/20/18	39	(40)	(1)	BBB+
Morgan Stanley & Co., LLC* CDX.NA.IG.21	Sell	625	1.00	12/20/18	9	2	11	NR

		$4,520			$83	$(41)	$42

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Receive	2.10%	2/5/23	$1,880	$117
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	2,670	171
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.48	8/1/15	15,820	(47)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.75	11/20/23	6,810	179
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	3,320	219

						$639

LIBOR	London Interbank Offered Rate.
†	Credit Rating as issued by Standard and Poor’s.
*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
NR	Not Rated.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments ¡ December 31, 2013 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”) or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of December 31, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$44	$—	$44
Agency Fixed Rate Mortgages	—	10,728	—	10,728
Asset-Backed Securities	—	1,100	—	1,100
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,609	—	2,609
Commercial Mortgage-Backed Securities	—	4,399	—	4,399
Corporate Bonds	—	32,032	—	32,032
Mortgages - Other	—	1,438	—	1,438
Sovereign	—	81,150	—	81,150
U.S. Treasury Securities	—	10,308	—	10,308
Total Fixed Income Securities	—	143,808	—	143,808
Common Stocks
Aerospace & Defense	3,604	—	—	3,604
Air Freight & Logistics	1,293	—	—	1,293
Airlines	537	—	—	537
Auto Components	1,591	—	—	1,591
Automobiles	8,135	—	—	8,135
Beverages	6,503	—	—	6,503
Biotechnology	2,940	—	—	2,940
Building Products	976	—	—	976
Capital Markets	5,333	—	—	5,333
Chemicals	6,333	—	—	6,333
Commercial Banks	34,926	—	—	34,926
Commercial Services & Supplies	1,517	—	—	1,517
Communications Equipment	2,821	—	—	2,821
Computers & Peripherals	5,126	—	—	5,126
Construction & Engineering	2,216	—	—	2,216
Construction Materials	987	—	—	987
Consumer Finance	952	—	—	952
Containers & Packaging	284	—	—	284
Distributors	9	—	—	9
Diversified Consumer Services	112	—	—	112
Diversified Financial Services	7,074	—	—	7,074
Diversified Telecommunication Services	8,142	—	—	8,142
Electric Utilities	6,001	—	—	6,001
Electrical Equipment	3,446	—	—	3,446
Electronic Equipment, Instruments & Components	1,823	—	—	1,823
Energy Equipment & Services	3,269	—	—	3,269
Food & Staples Retailing	9,023	—	—	9,023
Food Products	8,298	—	—	8,298
Gas Utilities	898	—	—	898
Health Care Equipment & Supplies	3,417	—	—	3,417
Health Care Providers & Services	2,996	—	—	2,996
Health Care Technology	112	—	—	112
Hotels, Restaurants & Leisure	3,278	—	—	3,278
Household Durables	1,071	—	—	1,071
Household Products	4,901	—	—	4,901
Independent Power Producers & Energy Traders	197	—	—	197
Industrial Conglomerates	3,276	—	—	3,276
Information Technology Services	4,834	—	—	4,834
Insurance	8,415	—	—	8,415
Internet & Catalog Retail	1,206	—	—	1,206
Internet Software & Services	2,686	—	—	2,686
Leisure Equipment & Products	293	—	—	293
Life Sciences Tools & Services	883	—	—	883

Machinery	5,168	—	—	5,168
Marine	408	—	—	408
Media	7,104	—	—	7,104
Metals & Mining	5,790	—	—	5,790
Multi-Utilities	4,716	—	—	4,716
Multi-line Retail	634	—	—	634
Office Electronics	514	—	—	514
Oil, Gas & Consumable Fuels	20,937	—	—	20,937
Paper & Forest Products	1,041	—	—	1,041
Personal Products	1,344	—	—	1,344
Pharmaceuticals	15,282	—	—	15,282
Professional Services	1,329	—	—	1,329
Real Estate Investment Trusts (REITs)	3,941	—	—	3,941
Real Estate Management & Development	2,751	—	—	2,751
Road & Rail	3,358	—	—	3,358
Semiconductors & Semiconductor Equipment	3,422	—	—	3,422
Software	4,306	—	—	4,306
Specialty Retail	3,817	—	—	3,817
Textiles, Apparel & Luxury Goods	2,602	—	—	2,602
Thrifts & Mortgage Finance	81	—	—	81
Tobacco	4,343	—	—	4,343
Trading Companies & Distributors	1,414	—	—	1,414
Transportation Infrastructure	593	—	—	593
Water Utilities	4	—	—	4
Wireless Telecommunication Services	4,485	—	—	4,485
Total Common Stocks	271,118	—	—	271,118
Investment Companies	448	—	—	448
Rights	21	—	—	21
Short-Term Investments
Investment Company	36,549	—	—	36,549
U.S. Treasury Securities	—	5,985	—	5,985
Total Short-Term Investments	36,549	5,985	—	42,534
Foreign Currency Forward Exchange Contracts	—	1,009	—	1,009
Futures Contracts	3,707	—	—	3,707
Interest Rate Swap Agreements	—	1,267	—	1,267
Total Return Swap Agreements	—	210	—	210
Total Assets	311,843	152,279	—	464,122
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,622)	—	(1,622)
Futures Contracts	(1,670)	—	—	(1,670)
Interest Rate Swap Agreement	—	(45)	—	(45)
Total Return Swap Agreements	—	(2,156)	—	(2,156)
Total Liabilities	(1,670)	(3,823)	—	(5,493)
Total	$310,173	$148,456	$—	$458,629

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2013, securities with a total value of approximately $151,605,000 transferred from Level 2 to Level 1. At March 31, 2013, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Strategist	Right (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	—
Change in unrealized appreciation/depreciation	(—	@)
Realized gains (losses)	—

Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of December 31, 2013	$—

@ Value is less than $500.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Mid Cap Growth
Assets:
Common Stocks
Advertising Agencies	$80,392	$—	$—	$80,392
Aerospace	39,522	—	—	39,522
Alternative Energy	78,736	—	—	78,736
Automobiles	167,146	—	—	167,146
Beverage: Soft Drinks	163,611	—	—	163,611
Biotechnology	407,053	—	—	407,053
Cable Television Services	77,778	—	—	77,778
Cement	74,550	—	—	74,550
Commercial Services	467,576	—	—	467,576
Communications Technology	251,950	—	—	251,950
Computer Services, Software & Systems	1,466,607	—	—	1,466,607
Computer Technology	424,276	—	51,486	475,762
Consumer Services: Miscellaneous	295,891	—	—	295,891
Diversified Manufacturing Operations	84,960	—	—	84,960
Diversified Retail	498,861	—	—	498,861
Electronic Components	85,573	—	—	85,573
Electronic Entertainment	83,312	—	—	83,312
Entertainment	—	—	47,797	47,797
Financial Data & Systems	398,272	—	—	398,272
Foods	158,202	—	—	158,202
Health Care Services	308,486	—	—	308,486
Insurance: Property-Casualty	359,628	—	—	359,628
Medical Equipment	222,027	—	—	222,027
Personal Care	33,642	—	—	33,642
Pharmaceuticals	471,829	—	—	471,829
Recreational Vehicles & Boats	230,626	—	—	230,626
Restaurants	369,862	—	—	369,862
Semiconductors & Components	66,826	—	—	66,826
Specialty Retail	65,840	—	—	65,840
Textiles Apparel & Shoes	181,781	—	—	181,781
Total Common Stocks	7,614,815	—	99,283	7,714,098
Convertible Preferred Stocks	—	—	5,800	5,800
Preferred Stocks	—	—	33,930	33,930
Call Options Purchased	—	3,948	—	3,948
Short-Term Investments
Repurchase Agreements	—	63,804	—	63,804
Investment Company	540,008	—	—	540,008
Total Short-Term Investments	540,008	63,804	—	603,812
Total Assets	$8,154,823	$67,752	$139,013	$8,361,588

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2013, securities with a total value of approximately $424,100,000 transferred from Level 2 to Level 1. At March 31, 2013, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stock (000)
Beginning Balance	$97,346	$5,162	$12,118
Purchases	—	—	20,045
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate Action	—	—	—
Fund Merger	—	—	—
Change in unrealized appreciation/depreciation	1,937	638	1,767
Realized gains (losses)	—	—	—

Ending Balance	$99,283	$5,800	$33,930

Net change in unrealized appreciation/depreciation from investments still held as of December 31, 2013	$1,937	$638	$1,767

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2013.

Mid Cap Growth
	Fair Value at December 31, 2013 (000)	Valuation Technique	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Communications Technology
Convertible Preferred Stock	$691	Asset Approach Discounted Cash	Net Tangible Assets Weighted Average	$0.00	$0.00	$0.00	Increase
		Flow	Cost of Capital	29.5%	30.5%	30.0%	Decrease

			Perpetual Growth Rate	5.0%	6.0%	5.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.2x	2.1x	1.7x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

		Merger & Acquisition Transactions	Sale/Merger Scenario	$6.11	$6.11	$6.11	Increase

Computer Services, Software & Systems
Preferred Stocks	$20,502	Market Transaction Method	Precedent Transaction of Preferred Stock	$3.51	$3.51	$3.51	Increase

Computer Technology
Common Stock	$51,486	Market Transaction Method	Precedent Transaction of Common and Preferred Stock	$11.50	$11.50	$11.50	Increase

Convertible Preferred Stock	$5,109	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	9.1x	17.6x	12.8x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Diversified Retail
Preferred Stock	$13,428	Market Transaction Method	Precedent Transaction of Preferred Stock	$22.947	$22.947	$22.947	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	3.1x	7.5x	5.7x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Entertainment
Common Stock	$47,797	Market Transaction Method	Precedent Transaction	$1,853.18	$1,853.18	$1,853.18	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	16.0%	15.6%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase

		Market Comparable Companies	Enterprise Value/EBITDA	9.6x	24.9x	21.1x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Core Fixed Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$8,814	$—	$8,814
Asset-Backed Securities	—	2,012	—	2,012
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,189	—	5,189
Commercial Mortgage-Backed Securities	—	2,842	—	2,842
Corporate Bonds	—	15,453	—	15,453
Municipal Bonds	—	453	—	453
Sovereign	—	2,117	—	2,117
U.S. Agency Securities	—	794	—	794
U.S. Treasury Securities	—	8,430	—	8,430
Total Fixed Income Securities	—	46,104	—	46,104
Short-Term Investments
Investment Company	5,431	—	—	5,431
Repurchase Agreements	—	609	—	609
U.S. Treasury Securities	—	1,230	—	1,230
Total Short-Term Investments	5,431	1,839	—	7,270
Futures Contracts	47	—	—	47
Credit Default Swap Agreements	—	12	—	12
Interest Rate Swap Agreements	—	522	—	522
Total Assets	5,478	48,477	—	53,955
Liabilities:
Futures Contracts	(64)	—	—	(64)
Credit Default Swap Agreements	—	(28)	—	(28)
Interest Rate Swap Agreement	—	(19)	—	(19)
Total Liabilities	(64)	(47)	—	(111)
Total	$5,414	$48,430	—	$53,844

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2013, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$1,411	$—	$1,411
Agency Fixed Rate Mortgages	—	40,437	—	40,437
Asset-Backed Securities	—	2,309	—	2,309
Collateralized Mortgage Obligations - Agency Collateral Series	—	11,132	—	11,132
Commercial Mortgage-Backed Securities	—	6,368	—	6,368
Corporate Bonds	—	65,575	—	65,575
Mortgages - Other	—	18,288	—	18,288
Municipal Bonds	—	2,119	—	2,119
Sovereign	—	11,299	—	11,299
U.S. Agency Securities	—	3,374	—	3,374
U.S. Treasury Securities	—	14,884	—	14,884
Total Fixed Income Securities	—	177,196	—	177,196
Short-Term Investments
Investment Company	14,365	—	—	14,365
Repurchase Agreements	—	1,314	—	1,314
U.S. Treasury Securities	—	15,572	—	15,572
Total Short-Term Investments	14,365	16,886	—	31,251
Foreign Currency Forward Exchange Contracts	—	59	—	59
Futures Contracts	95	—	—	95
Credit Default Swap Agreements	—	49	—	49
Interest Rate Swap Agreements	—	2,092	—	2,092
Total Assets	14,460	196,282	—	210,742
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(98)	—	(98)
Futures Contracts	(328)	—	—	(328)
Credit Default Swap Agreements	—	(115)	—	(115)
Interest Rate Swap Agreement	—	(73)	—	(73)
Total Liabilities	(328)	(286)	—	(614)
Total	$14,132	$195,996	$—	$210,128

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2013, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Corporate Bond
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$306	$—	$306
Collateralized Mortgage Obligation - Agency Collateral Series	—	6	—	6
Corporate Bonds	—	37,736	—	37,736
Sovereign	—	205	—	205
Total Fixed Income Securities	—	38,253	—	38,253
Short-Term Investments
Investment Company	4,649	—	—	4,649
Repurchase Agreements	—	961	—	961
U.S. Treasury Securities	—	320	—	320
Total Short-Term Investments	4,649	1,281	—	5,930
Futures Contracts	112	—	—	112
Credit Default Swap Agreements	—	65	—	65
Interest Rate Swap Agreements	—	584	—	584
Total Assets	4,761	40,183	—	44,944
Liabilities:
Futures Contracts	(103)	—	—	(103)
Credit Default Swap Agreements	—	(25)	—	(25)
Interest Rate Swap Agreement	—	(16)	—	(16)
Total Liabilities	(103)	(41)	—	(144)
Total	$4,658	$40,142	—	$44,800

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2013, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

High Yield
Assets:
Fixed Income Securities - Corporate Bonds	$—	$14,424	$—	$14,424
Total Assets	—	14,424	—	14,424

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2013, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Limited Duration
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$4,782	$—	$4,782
Agency Fixed Rate Mortgages	—	762	—	762
Asset-Backed Securities	—	15,688	—	15,688
Collateralized Mortgage Obligations – Agency Collateral Series	—	3,931	—	3,931
Commercial Mortgage-Backed Securities	—	349	—	349
Corporate Bonds	—	71,601	—	71,601
Mortgages – Other	—	3,928	—	3,928
Sovereign	—	1,692	—	1,692
U.S. Treasury Securities	—	15,332	—	15,332
Total Fixed Income Securities	—	118,065	—	118,065
Short-Term Investments
Investment Company	2,770	—	—	2,770
U.S. Treasury Securities	—	730	—	730
Total Short-Term Investments	2,770	730	—	3,500
Liabilities:
Futures Contracts	487	—	—	487
Credit Default Swap Agreements	—	32	—	32
Interest Rate Swap Agreements	—	686	—	686
Total Assets	3,257	119,513	—	122,770
Liabilities:
Futures Contracts	(374)	—	—	(374)
Credit Default Swap Agreements	—	(73)	—	(73)
Interest Rate Swap Agreement	—	(47)	—	(47)
Total Liabilities	(374)	(120)	—	(494)
Total	$2,883	$119,393	$—	$122,276

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2013, the Portfolio did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

February 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

February 12, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

February 12, 2014

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, John H. Gernon, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Institutional Fund Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 12, 2014

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Institutional Fund Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 12, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer